First Trust STOXX® European Select Dividend Index Fund (FDD)

Portfolio of Investments
December 31, 2019 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 99.2%
	Belgium — 3.3%
379,344	Proximus S.A., DP	$10,859,068

	Finland — 2.9%
385,349	Fortum OYJ	9,509,454

	France — 16.7%
292,129	CNP Assurances	5,809,812
78,384	Covivio	8,897,881
308,868	Klepierre S.A.	11,727,629
152,259	SCOR SE	6,390,950
421,111	Societe Generale S.A.	14,650,317
134,564	TOTAL S.A.	7,426,303
		54,902,892

	Germany — 12.3%
364,596	Aareal Bank AG	12,371,317
32,890	Allianz SE	8,057,404
293,689	Deutsche Post AG	11,203,997
30,204	Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	8,910,434
		40,543,152

	Italy — 10.6%
485,936	Assicurazioni Generali S.p.A.	10,026,689
6,033,291	Intesa Sanpaolo S.p.A.	15,893,644
1,681,397	Snam S.p.A.	8,837,943
		34,758,276

	Multi-National — 3.4%
70,648	Unibail-Rodamco-Westfield	11,145,980

	Portugal — 3.4%
2,611,852	EDP-Energias de Portugal S.A.	11,320,467

	Spain — 2.5%
1,951,667	Banco Santander S.A.	8,165,696

	Sweden — 2.8%
973,834	Skandinaviska Enskilda Banken AB, Class A	9,157,815

	Switzerland — 16.0%
115,901	Swiss Prime Site AG	13,400,828
81,567	Swiss Re AG	9,161,327
14,315	Swisscom AG	7,582,010
980,628	UBS Group AG	12,387,040
24,867	Zurich Insurance Group AG	10,203,230
		52,734,435

	United Kingdom — 25.3%
1,653,792	BAE Systems PLC	12,372,662
580,329	GlaxoSmithKline PLC	13,675,329
1,037,502	National Grid PLC	12,977,364
412,393	Royal Dutch Shell PLC, Class B	12,233,477
1,088,127	SSE PLC	20,733,710

Shares	Description	Value
	Common Stocks (a) (Continued)
	United Kingdom (Continued)
910,293	United Utilities Group PLC	$11,375,346
		83,367,888
	Total Common Stocks — 99.2%	326,465,123
	(Cost $310,350,415)

	Money Market Funds — 0.0%
40,369	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 1.50% (b)	40,369
	(Cost $40,369)

	Total Investments — 99.2%	326,505,492
	(Cost $310,390,784) (c)
	Net Other Assets and Liabilities — 0.8%	2,790,625
	Net Assets — 100.0%	$329,296,117

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Rate shown reflects yield as of December 31, 2019.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $31,580,451 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $15,465,743. The net unrealized appreciation was $16,114,708.

First Trust STOXX® European Select Dividend Index Fund (FDD)

Portfolio of Investments (Continued)
December 31, 2019 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of December 31, 2019 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$326,465,123	$—	$—
Money Market Funds	40,369	—	—
Total Investments	$326,505,492	$—	$—

* See Portfolio of Investments for country breakout.

Sector Allocation	% of Total Long-Term Investments
Financials	40.2%
Utilities	22.9
Real Estate	13.8
Industrials	7.2
Energy	6.0
Communication Services	5.7
Health Care	4.2
Total	100.0%

Currency Exposure Diversification	% of Total Investments
Euro	55.5%
British Pound Sterling	25.5
Swiss Franc	16.2
Swedish Krona	2.8
United States Dollar	0.0 **
Total	100.0%

** Amount is less than 0.1%.

First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (FFR)

Portfolio of Investments
December 31, 2019 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 99.4%
	Australia — 3.6%
196,196	BGP Holdings PLC (b) (c) (d) (e) (f)	$0
16,779	BWP Trust	46,157
13,763	Charter Hall Long Wale REIT	53,120
12,626	Charter Hall Retail REIT	37,833
82,370	Cromwell Property Group	67,919
37,673	Dexus	309,313
66,841	GPT Group (The)	262,672
134,835	Mirvac Group	300,893
181,156	Scentre Group	486,893
31,944	Shopping Centres Australasia Property Group	59,852
82,312	Stockland	266,862
107,936	Vicinity Centres	188,603
		2,080,117

	Austria — 0.2%
2,376	CA Immobilien Anlagen AG	99,811

	Belgium — 0.9%
849	Aedifica S.A.	107,804
178	Ascencio	11,021
735	Befimmo S.A.	44,603
891	Cofinimmo S.A.	130,927
763	Intervest Offices & Warehouses N.V.	21,910
84	Leasinvest Real Estate S.C.A.	10,647
435	Montea C.V.A.	39,523
346	Retail Estates N.V.	32,562
617	Warehouses De Pauw C.V.A.	112,257
82	Wereldhave Belgium Comm VA	7,929
526	Xior Student Housing N.V. (g)	29,796
		548,979

	Bermuda — 0.4%
39,922	Hongkong Land Holdings Ltd.	229,552

	Canada — 2.9%
4,013	Allied Properties Real Estate Investment Trust	160,916
4,234	Artis Real Estate Investment Trust	38,801
1,310	Boardwalk Real Estate Investment Trust	46,335
5,495	Canadian Apartment Properties REIT	224,319
7,380	Chartwell Retirement Residences	78,997
8,803	Choice Properties Real Estate Investment Trust	94,297
6,251	Cominar Real Estate Investment Trust	68,164
3,042	Crombie Real Estate Investment Trust	37,341
3,798	Dream Industrial Real Estate Investment Trust	38,432
1,623	Dream Office Real Estate Investment Trust	38,908
4,587	First Capital Real Estate Investment Trust	73,015

Shares	Description	Value
	Common Stocks (a) (Continued)
	Canada (Continued)
1,859	Granite Real Estate Investment Trust	$94,457
9,853	H&R Real Estate Investment Trust	160,100
3,922	InterRent Real Estate Investment Trust	47,237
2,910	Killam Apartment Real Estate Investment Trust	42,444
1,638	Northview Apartment Real Estate Investment Trust	37,388
3,528	NorthWest Healthcare Properties Real Estate Investment Trust	32,412
10,900	RioCan Real Estate Investment Trust	224,623
4,385	SmartCentres Real Estate Investment Trust	105,391
3,549	Summit Industrial Income REIT	32,961
		1,676,538

	Cayman Islands — 1.6%
92,557	CK Asset Holdings Ltd.	668,138
41,422	Wharf Real Estate Investment Co., Ltd.	252,764
		920,902

	Finland — 0.1%
2,647	Citycon OYJ	27,806
2,991	Kojamo OYJ	54,351
		82,157

	France — 1.6%
1,058	Carmila S.A.	23,735
1,592	Covivio	180,719
1,785	Gecina S.A.	319,558
1,097	ICADE	119,421
6,571	Klepierre S.A.	249,499
2,114	Mercialys S.A.	29,238
		922,170

	Germany — 3.8%
5,460	alstria office REIT-AG	102,586
1,762	Deutsche EuroShop AG	52,218
12,322	Deutsche Wohnen SE	503,384
2,409	Hamborner REIT AG	26,373
2,382	LEG Immobilien AG	282,019
4,353	TAG Immobilien AG	108,203
3,196	TLG Immobilien AG	101,992
18,715	Vonovia SE	1,007,650
		2,184,425

	Guernsey — 0.2%
8,272	BMO Real Estate Investments Ltd.	9,204
12,686	Regional REIT Ltd. (g) (h)	19,022
17,880	Schroder Real Estate Investment Trust Ltd.	13,097
32,398	Sirius Real Estate Ltd.	37,979

First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (FFR)

Portfolio of Investments (Continued)
December 31, 2019 (Unaudited)

Shares	Description	Value
	Common Stocks (a) (Continued)
	Guernsey (Continued)
13,995	Standard Life Investment Property Income Trust Ltd.	$16,870
		96,172

	Hong Kong — 4.0%
67,416	Champion REIT	44,556
70,251	Hang Lung Properties Ltd.	154,164
21,402	Hysan Development Co., Ltd.	83,907
72,554	Link REIT	768,156
197,159	New World Development Co., Ltd.	270,223
109,940	Sino Land Co., Ltd.	159,712
48,910	Sun Hung Kai Properties Ltd.	748,812
36,266	Swire Properties Ltd.	120,308
		2,349,838

	Ireland — 0.1%
23,629	Hibernia REIT PLC	37,372
15,065	Irish Residential Properties REIT PLC	26,868
		64,240

	Isle of Man — 0.0%
8,736	RDI REIT PLC	15,159

	Israel — 0.2%
1,261	Azrieli Group Ltd.	92,202

	Italy — 0.0%
1,681	Immobiliare Grande Distribuzione SIIQ S.p.A.	11,691

	Japan — 11.7%
24	Activia Properties, Inc.	120,160
44	Advance Residence Investment Corp.	139,303
4,127	AEON Mall Co., Ltd.	73,610
54	AEON REIT Investment Corp.	73,902
20	Comforia Residential REIT, Inc.	63,320
64	Daiwa House REIT Investment Corp.	167,046
9	Daiwa Office Investment Corp.	69,081
16	Frontier Real Estate Investment Corp.	67,222
25	Fukuoka REIT Corp.	42,566
33	Global One Real Estate Investment Corp.	42,702
125	GLP J-REIT	155,193
12,400	Hulic Co., Ltd.	150,185
40	Hulic REIT, Inc.	72,597
41	Ichigo Office REIT Investment	42,564
57	Industrial & Infrastructure Fund Investment Corp.	86,926
300	Invesco Office J-REIT, Inc.	62,068
168	Invincible Investment Corp.	95,708
41	Japan Excellent, Inc.	66,337
154	Japan Hotel REIT Investment Corp.	115,087
30	Japan Logistics Fund, Inc.	76,508
29	Japan Prime Realty Investment Corp.	127,178

Shares	Description	Value
	Common Stocks (a) (Continued)
	Japan (Continued)
45	Japan Real Estate Investment Corp.	$298,191
52	Japan Rental Housing Investments, Inc.	50,873
90	Japan Retail Fund Investment Corp.	193,245
13	Kenedix Office Investment Corp.	100,262
31	Kenedix Residential Next Investment Corp.	58,374
19	Kenedix Retail REIT Corp.	48,350
47	LaSalle Logiport REIT	69,772
53	MCUBS MidCity Investment Corp.	57,558
39,966	Mitsubishi Estate Co., Ltd.	768,570
32,368	Mitsui Fudosan Co., Ltd.	795,981
12	Mitsui Fudosan Logistics Park, Inc.	53,288
53	Mori Hills REIT Investment Corp.	88,045
34	Mori Trust Sogo REIT, Inc.	60,956
15	Nippon Accommodations Fund, Inc.	94,703
44	Nippon Building Fund, Inc.	321,936
70	Nippon Prologis REIT, Inc.	178,068
15	NIPPON REIT Investment Corp.	65,989
3,900	Nomura Real Estate Holdings, Inc.	94,041
149	Nomura Real Estate Master Fund, Inc.	254,516
91	Orix JREIT, Inc.	197,067
44	Premier Investment Corp.	62,200
138	Sekisui House REIT, Inc.	116,085
13,644	Sumitomo Realty & Development Co., Ltd.	478,680
6,787	Tokyo Tatemono Co., Ltd.	106,751
30	Tokyu REIT, Inc.	56,850
102	United Urban Investment Corp.	191,130
		6,770,744

	Jersey — 0.0%
2,924	Phoenix Spree Deutschland Ltd.	12,394

	Luxembourg — 0.7%
1,005	ADO Properties S.A. (g) (h)	36,187
30,592	Aroundtown S.A.	273,972
3,798	Grand City Properties S.A.	91,084
		401,243

	Multi-National — 1.3%
4,646	Unibail-Rodamco-Westfield	732,989

	Netherlands — 0.2%
1,659	Eurocommercial Properties N.V., CVA	46,523
613	NSI N.V.	29,842
591	Vastned Retail N.V.	17,700
1,390	Wereldhave N.V.	31,371
		125,436

	New Zealand — 0.1%
53,757	Kiwi Property Group Ltd.	56,455

First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (FFR)

Portfolio of Investments (Continued)
December 31, 2019 (Unaudited)

Shares	Description	Value
	Common Stocks (a) (Continued)
	Norway — 0.2%
5,768	Entra ASA (g) (h)	$95,265

	Singapore — 3.1%
101,100	Ascendas Real Estate Investment Trust	223,255
86,590	CapitaLand Commercial Trust	128,119
86,030	CapitaLand Ltd.	239,870
82,683	CapitaLand Mall Trust	151,233
27,000	CDL Hospitality Trusts	32,522
16,100	City Developments Ltd.	131,079
46,269	Fortune Real Estate Investment Trust	53,974
24,400	Frasers Centrepoint Trust	50,979
57,100	Frasers Logistics & Industrial Trust (g)	52,644
41,733	Keppel DC REIT	64,541
68,000	Keppel REIT	62,694
48,900	Manulife US Real Estate Investment Trust (g)	48,900
75,221	Mapletree Commercial Trust	133,669
52,900	Mapletree Industrial Trust	102,264
87,753	Mapletree Logistics Trust	113,529
70,597	Suntec Real Estate Investment Trust	96,582
17,000	UOL Group Ltd.	105,164
		1,791,018

	Spain — 0.6%
11,200	Inmobiliaria Colonial Socimi S.A.	142,717
2,197	Lar Espana Real Estate Socimi S.A.	17,497
11,407	Merlin Properties Socimi S.A.	163,652
		323,866

	Sweden — 2.0%
1,589	Atrium Ljungberg AB, Class B	38,341
9,291	Castellum AB	218,230
869	Catena AB	38,364
2,902	Dios Fastigheter AB	26,584
9,094	Fabege AB	151,173
3,342	Fastighets AB Balder, Class B (c)	154,570
5,558	Hemfosa Fastigheter AB	71,979
3,774	Hufvudstaden AB, Class A	74,583
17,375	Klovern AB, Class B	42,629
6,505	Kungsleden AB	68,339
5,500	Nyfosa AB (c)	47,564
3,043	Pandox AB	68,876
16,064	Samhallsbyggnadsbolaget i Norden AB	39,361
5,616	Wallenstam AB, Class B	67,874
4,572	Wihlborgs Fastigheter AB	84,202
		1,192,669

	Switzerland — 1.1%
484	Allreal Holding AG	96,220
96	Hiag Immobilien Holding AG	10,713
223	Mobimo Holding AG	66,476

Shares	Description	Value
	Common Stocks (a) (Continued)
	Switzerland (Continued)
1,352	PSP Swiss Property AG	$186,637
2,589	Swiss Prime Site AG	299,348
		659,394

	United Kingdom — 4.7%
81,386	Assura PLC	83,872
5,281	Big Yellow Group PLC	83,943
32,061	British Land (The) Co. PLC	271,287
25,340	Capital & Counties Properties PLC	87,841
21,479	Civitas Social Housing PLC (g)	25,976
12,991	Custodian REIT PLC	19,617
3,458	Derwent London PLC	183,678
20,214	Empiric Student Property PLC	26,106
14,163	GCP Student Living PLC	37,146
20,734	Grainger PLC	86,019
8,736	Great Portland Estates PLC	99,517
26,424	Hammerson PLC	108,050
14,351	Hansteen Holdings PLC	22,127
3,422	Helical PLC	21,486
7,296	Impact Healthcare REIT PLC (g)	10,437
30,550	Intu Properties PLC (c)	13,759
24,571	Land Securities Group PLC	322,215
28,031	LondonMetric Property PLC	87,850
17,968	LXI REIT PLC (g)	33,321
10,372	NewRiver REIT PLC	27,546
41,357	Primary Health Properties PLC	87,651
7,053	Safestore Holdings PLC	75,300
37,587	Segro PLC	446,698
7,674	Shaftesbury PLC	96,060
15,770	Target Healthcare REIT PLC	24,231
10,972	Triple Point Social Housing REIT PLC (g) (h)	13,080
58,840	Tritax Big Box REIT PLC	115,975
9,869	UNITE Group (The) PLC	164,714
4,583	Workspace Group PLC	72,120
		2,747,622

	United States — 54.1%
2,927	Acadia Realty Trust	75,897
1,419	Agree Realty Corp.	99,571
73	Alexander’s, Inc.	24,116
3,917	Alexandria Real Estate Equities, Inc.	632,909
1,654	American Assets Trust, Inc.	75,919
4,702	American Campus Communities, Inc.	221,135
3,658	American Finance Trust, Inc.	48,505
8,843	American Homes 4 Rent, Class A	231,775
6,589	Americold Realty Trust	231,010
5,082	Apartment Investment & Management Co., Class A	262,485
7,223	Apple Hospitality REIT, Inc.	117,374
1,884	Armada Hoffler Properties, Inc.	34,571
4,794	AvalonBay Communities, Inc.	1,005,302
5,323	Boston Properties, Inc.	733,829
5,993	Brandywine Realty Trust	94,390

First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (FFR)

Portfolio of Investments (Continued)
December 31, 2019 (Unaudited)

Shares	Description	Value
	Common Stocks (a) (Continued)
	United States (Continued)
10,209	Brixmor Property Group, Inc.	$220,616
2,258	Brookfield Property REIT, Inc., Class A	41,649
3,212	Camden Property Trust	340,793
3,267	CareTrust REIT, Inc.	67,398
1,570	Chatham Lodging Trust	28,794
16,436	Colony Capital, Inc.	78,071
4,004	Columbia Property Trust, Inc.	83,724
3,852	Corporate Office Properties Trust	113,172
5,008	Cousins Properties, Inc.	206,330
6,607	CubeSmart	207,988
3,849	CyrusOne, Inc.	251,840
6,891	DiamondRock Hospitality Co.	76,352
7,153	Digital Realty Trust, Inc.	856,500
5,705	Douglas Emmett, Inc.	250,449
12,649	Duke Realty Corp.	438,541
2,546	Easterly Government Properties, Inc.	60,417
1,299	EastGroup Properties, Inc.	172,338
5,145	Empire State Realty Trust, Inc., Class A	71,824
2,677	EPR Properties	189,103
4,140	Equity Commonwealth	135,916
5,964	Equity LifeStyle Properties, Inc.	419,806
12,595	Equity Residential	1,019,187
2,761	Essential Properties Realty Trust, Inc.	68,500
2,252	Essex Property Trust, Inc.	677,537
4,323	Extra Space Storage, Inc.	456,595
2,568	Federal Realty Investment Trust	330,579
4,315	First Industrial Realty Trust, Inc.	179,116
2,344	Four Corners Property Trust, Inc.	66,077
3,552	Franklin Street Properties Corp.	30,405
6,960	Gaming and Leisure Properties, Inc.	299,628
1,142	Getty Realty Corp.	37,538
3,081	Global Net Lease, Inc.	62,483
4,532	Healthcare Realty Trust, Inc.	151,233
7,079	Healthcare Trust of America, Inc., Class A	214,352
16,928	Healthpeak Properties, Inc.	583,508
1,176	Hersha Hospitality Trust	17,111
3,510	Highwoods Properties, Inc.	171,674
24,467	Host Hotels & Resorts, Inc.	453,863
5,224	Hudson Pacific Properties, Inc.	196,684
3,115	Independence Realty Trust, Inc.	43,859
2,218	Industrial Logistics Properties Trust	49,728
388	Innovative Industrial Properties, Inc.	29,438
399	Investors Real Estate Trust	28,927
18,397	Invitation Homes, Inc.	551,358
4,203	JBG SMITH Properties	167,658
4,198	Kennedy-Wilson Holdings, Inc.	93,615
3,575	Kilroy Realty Corp.	299,943
13,887	Kimco Realty Corp.	287,600
2,835	Kite Realty Group Trust	55,368
8,273	Lexington Realty Trust	87,859
5,357	Liberty Property Trust	321,688

Shares	Description	Value
	Common Stocks (a) (Continued)
	United States (Continued)
1,596	Life Storage, Inc.	$172,815
1,347	LTC Properties, Inc.	60,305
4,859	Macerich (The) Co.	130,804
2,964	Mack-Cali Realty Corp.	68,557
17,658	Medical Properties Trust, Inc.	372,760
3,908	Mid-America Apartment Communities, Inc.	515,309
3,162	Monmouth Real Estate Investment Corp.	45,786
1,458	National Health Investors, Inc.	118,798
5,882	National Retail Properties, Inc.	315,393
2,030	National Storage Affiliates Trust	68,249
1,632	Office Properties Income Trust	52,452
7,487	Omega Healthcare Investors, Inc.	317,074
6,718	Paramount Group, Inc.	93,515
8,203	Park Hotels & Resorts, Inc.	212,212
4,450	Pebblebrook Hotel Trust	119,305
6,459	Physicians Realty Trust	122,333
4,285	Piedmont Office Realty Trust, Inc., Class A	95,298
21,632	Prologis, Inc.	1,928,276
685	PS Business Parks, Inc.	112,936
5,099	Public Storage	1,085,883
1,969	QTS Realty Trust, Inc., Class A	106,858
11,224	Realty Income Corp.	826,423
5,722	Regency Centers Corp.	361,001
3,910	Retail Opportunity Investments Corp.	69,051
7,326	Retail Properties of America, Inc., Class A	98,168
510	Retail Value, Inc.	18,768
3,789	Rexford Industrial Realty, Inc.	173,044
5,786	RLJ Lodging Trust	102,528
2,672	RPT Realty	40,187
1,570	Ryman Hospitality Properties, Inc.	136,056
6,608	Sabra Health Care REIT, Inc.	141,015
412	Saul Centers, Inc.	21,745
8,101	Senior Housing Properties Trust (c)	68,372
1,154	Seritage Growth Properties, Class A	46,252
5,600	Service Properties Trust	136,248
10,588	Simon Property Group, Inc.	1,577,188
5,158	SITE Centers Corp.	72,315
2,746	SL Green Realty Corp.	252,302
3,410	Spirit Realty Capital, Inc.	167,704
4,580	STAG Industrial, Inc.	144,591
7,369	STORE Capital Corp.	274,422
3,542	Summit Hotel Properties, Inc.	43,708
3,114	Sun Communities, Inc.	467,411
7,682	Sunstone Hotel Investors, Inc.	106,933
3,087	Tanger Factory Outlet Centers, Inc.	45,472
2,009	Taubman Centers, Inc.	62,460
2,258	Terreno Realty Corp.	122,248
9,984	UDR, Inc.	466,253
439	Universal Health Realty Income Trust	51,521

First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (FFR)

Portfolio of Investments (Continued)
December 31, 2019 (Unaudited)

Shares	Description	Value
	Common Stocks (a) (Continued)
	United States (Continued)
3,939	Urban Edge Properties	$75,550
1,012	Urstadt Biddle Properties, Inc., Class A	25,138
12,820	Ventas, Inc.	740,227
36,764	VEREIT, Inc.	339,699
15,887	VICI Properties, Inc.	405,913
5,947	Vornado Realty Trust	395,476
6,393	Washington Prime Group, Inc.	23,271
2,745	Washington Real Estate Investment Trust	80,099
4,161	Weingarten Realty Investors	129,990
13,955	Welltower, Inc.	1,141,240
5,881	WP Carey, Inc.	470,715
3,879	Xenia Hotels & Resorts, Inc.	83,825
		31,352,967

	Total Common Stocks — 99.4%	57,636,015
	(Cost $48,303,365)

	Investment Companies (a) — 0.2%
	Guernsey — 0.2%
18,154	BMO Commercial Property Trust	27,798
18,869	Picton Property Income Ltd.	24,244
22,512	UK Commercial Property REIT Ltd.	26,480
	Total Investment Companies — 0.2%	78,522
	(Cost $78,937)

	Money Market Funds — 0.1%
63,915	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 1.50% (i)	63,915
	(Cost $63,915)

	Total Investments — 99.7%	57,778,452
	(Cost $48,446,217) (j)
	Net Other Assets and Liabilities — 0.3%	201,439
	Net Assets — 100.0%	$57,979,891

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At December 31, 2019, securities noted as such are valued at $0 or 0.0% of net assets.
(c)	Non-income producing security.
(d)	This is a restricted security which cannot be traded as a result of the in-specie distribution. It was acquired on August 6, 2009 at a cost of $0 and has a carrying value per share of $0.
(e)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors, L.P., the Fund’s advisor.
(f)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs section).
(g)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(h)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(i)	Rate shown reflects yield as of December 31, 2019.
(j)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $11,426,500 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $2,094,265. The net unrealized appreciation was $9,332,235.

First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (FFR)

Portfolio of Investments (Continued)
December 31, 2019 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of December 31, 2019 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Australia	$2,080,117	$2,080,117	$—	$—	**
Other Country Categories*	55,555,898	55,555,898	—	—
Investment Companies*	78,522	78,522	—	—
Money Market Funds	63,915	63,915	—	—
Total Investments	$57,778,452	$57,778,452	$—	$—	**

* See Portfolio of Investments for country breakout.
** Investment is valued at $0.

Level 3 Common Stocks are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. Level 3 Common Stocks values are based on unobservable and non-quantitative inputs.

Sector Allocation	% of Total Long-Term Investments
Real Estate	99.8%
Health Care	0.1
Consumer Discretionary	0.1
Total	100.0%

Currency Exposure Diversification	% of Total Investments
United States Dollar	54.9%
Japanese Yen	11.7
Euro	9.5
Hong Kong Dollar	5.7
British Pound Sterling	5.1
Australian Dollar	3.6
Singapore Dollar	2.9
Canadian Dollar	2.9
Swedish Krona	2.1
Swiss Franc	1.1
Norwegian Krone	0.2
Israeli Shekel	0.2
New Zealand Dollar	0.1
Total	100.0%

First Trust Dow Jones Global Select Dividend Index Fund (FGD)

Portfolio of Investments
December 31, 2019 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 99.5%
	Australia — 15.2%
277,341	Australia & New Zealand Banking Group Ltd.	$4,793,587
971,790	Bendigo & Adelaide Bank Ltd.	6,669,501
105,125	Commonwealth Bank of Australia	5,894,336
605,938	Crown Resorts Ltd.	5,106,852
3,064,540	CSR Ltd.	9,784,954
1,043,460	Fortescue Metals Group Ltd.	7,827,726
3,022,466	Harvey Norman Holdings Ltd.	8,632,526
372,366	JB Hi-Fi Ltd.	9,843,459
417,256	National Australia Bank Ltd.	7,211,890
465,467	Suncorp Group Ltd.	4,233,270
979,420	Sydney Airport	5,952,083
1,276,340	Tabcorp Holdings Ltd.	4,057,389
261,937	Wesfarmers Ltd.	7,609,906
345,032	Westpac Banking Corp.	5,866,713
		93,484,192

	Bermuda — 2.0%
305,731	Invesco Ltd.	5,497,044
691,047	VTech Holdings Ltd.	6,828,615
		12,325,659

	Canada — 10.6%
83,194	Bank of Nova Scotia (The)	4,699,303
116,939	BCE, Inc.	5,417,620
56,547	Canadian Imperial Bank of Commerce	4,705,609
134,902	Emera, Inc.	5,795,836
132,565	Genworth MI Canada, Inc.	5,800,580
244,534	IGM Financial, Inc.	7,020,313
200,957	Laurentian Bank of Canada	6,875,761
85,875	National Bank of Canada	4,766,755
334,841	Russel Metals, Inc.	5,716,703
202,844	Shaw Communications, Inc., Class B	4,116,083
107,370	TC Energy Corp.	5,718,462
122,315	TELUS Corp.	4,736,051
		65,369,076

	Denmark — 0.8%
314,781	Danske Bank A/S	5,093,689

	Finland — 3.8%
242,751	Fortum OYJ	5,990,490
134,770	Nokian Renkaat OYJ	3,874,543
938,040	Nordea Bank Abp	7,575,347
134,563	Sampo OYJ, Class A	5,873,075
		23,313,455

	France — 8.9%
225,094	AXA S.A.	6,340,000
125,574	BNP Paribas S.A.	7,441,475
131,302	Bouygues S.A.	5,579,046
467,305	Credit Agricole S.A.	6,775,005
361,340	Engie S.A.	5,836,563

Shares	Description	Value
	Common Stocks (a) (Continued)
	France (Continued)
209,830	Lagardere S.C.A.	$4,573,188
1,085,397	Natixis S.A.	4,818,846
251,631	Societe Generale S.A.	8,754,162
84,036	TOTAL S.A.	4,637,769
		54,756,054

	Germany — 4.2%
211,895	Aareal Bank AG	7,189,931
19,409	Allianz SE	4,754,824
98,985	Daimler AG	5,481,648
684,645	TUI AG	8,649,885
		26,076,288

	Hong Kong — 1.0%
10,518,616	PCCW Ltd.	6,222,915

	Ireland — 1.1%
110,859	Seagate Technology PLC	6,596,110

	Italy — 7.6%
283,650	Assicurazioni Generali S.p.A.	5,852,767
466,892	Azimut Holding S.p.A.	11,144,657
875,497	Banca Mediolanum S.p.A.	8,696,047
299,864	Eni S.p.A.	4,657,226
3,484,899	Intesa Sanpaolo S.p.A.	9,180,354
2,476,741	UnipolSai Assicurazioni S.p.A.	7,195,467
		46,726,518

	Japan — 1.6%
187,978	Aozora Bank Ltd.	5,001,559
1,617,200	Tokai Tokyo Financial Holdings, Inc.	4,867,005
		9,868,564

	Jersey — 1.4%
597,699	WPP PLC	8,443,664

	Malta — 0.5%
545,062	Kindred Group PLC	3,337,987

	Netherlands — 2.6%
1,094,699	Aegon N.V.	4,993,989
281,457	BE Semiconductor Industries N.V.	10,879,426
		15,873,415

	New Zealand — 1.2%
2,504,925	Spark New Zealand Ltd.	7,301,759

	Norway — 0.6%
178,352	Equinor ASA	3,565,293

	Portugal — 1.1%
1,529,917	EDP-Energias de Portugal S.A.	6,631,070

	Singapore — 1.0%
2,501,840	Singapore Telecommunications Ltd.	6,268,784

First Trust Dow Jones Global Select Dividend Index Fund (FGD)

Portfolio of Investments (Continued)
December 31, 2019 (Unaudited)

Shares	Description	Value
	Common Stocks (a) (Continued)
	Spain — 3.1%
1,960,811	Mapfre S.A.	$5,190,706
196,134	Naturgy Energy Group S.A.	4,928,101
231,343	Red Electrica Corp., S.A.	4,651,512
586,260	Telefonica S.A.	4,094,942
		18,865,261

	Sweden — 4.3%
293,131	JM AB	8,681,561
602,317	Skandinaviska Enskilda Banken AB, Class A	5,664,115
423,416	Swedbank AB, Class A	6,303,988
1,284,805	Telia Co., AB	5,521,190
		26,170,854

	Switzerland — 3.0%
54,928	Swiss Re AG	6,169,326
9,785	Swisscom AG	5,182,673
16,612	Zurich Insurance Group AG	6,816,104
		18,168,103

	United Kingdom — 15.3%
326,641	Bovis Homes Group PLC	5,875,679
173,834	British American Tobacco PLC	7,440,917
2,346,428	BT Group PLC	5,981,225
1,541,760	Crest Nicholson Holdings PLC	8,818,343
4,008,305	Dixons Carphone PLC	7,656,206
918,153	Galliford Try PLC	10,453,182
723,239	HSBC Holdings PLC	5,670,453
3,272,378	ITV PLC	6,545,276
1,454,844	Legal & General Group PLC	5,839,109
692,952	Phoenix Group Holdings PLC	6,874,997
188,410	Royal Dutch Shell PLC, Class A	5,577,878
2,886,575	Standard Life Aberdeen PLC	12,545,173
404,812	United Utilities Group PLC	5,058,675
		94,337,113

	United States — 8.6%
105,823	Altria Group, Inc.	5,281,626
208,362	AT&T, Inc.	8,142,787
621,419	CenturyLink, Inc.	8,208,945
755,530	Ford Motor Co.	7,026,429
91,652	Helmerich & Payne, Inc.	4,163,750
240,079	Macy’s, Inc.	4,081,343
137,462	PacWest Bancorp	5,260,671
91,289	Southern (The) Co.	5,815,109
285,179	Waddell & Reed Financial, Inc., Class A	4,768,193
		52,748,853

Shares	Description	Value

	Total Common Stocks — 99.5%	$611,544,676
	(Cost $588,902,489)

	Money Market Funds — 0.1%
706,639	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 1.50% (b)	706,639
	(Cost $706,639)

	Total Investments — 99.6%	612,251,315
	(Cost $589,609,128) (c)
	Net Other Assets and Liabilities — 0.4%	2,543,793
	Net Assets — 100.0%	$614,795,108

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Rate shown reflects yield as of December 31, 2019.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $60,567,687 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $37,925,500. The net unrealized appreciation was $22,642,187.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of December 31, 2019 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$611,544,676	$—	$—
Money Market Funds	706,639	—	—
Total Investments	$612,251,315	$—	$—

* See Portfolio of Investments for country breakout.

First Trust Dow Jones Global Select Dividend Index Fund (FGD)

Portfolio of Investments (Continued)
December 31, 2019 (Unaudited)

Sector Allocation	% of Total Long-Term Investments

Financials	43.6%
Consumer Discretionary	16.2
Communication Services	14.8
Utilities	7.3
Energy	4.6
Industrials	4.5
Information Technology	4.0
Materials	2.9
Consumer Staples	2.1
Total	100.0%

Currency Exposure Diversification	% of Total Investments
Euro	28.7%
British Pound Sterling	18.2
Australian Dollar	15.3
United States Dollar	10.7
Canadian Dollar	10.7
Swedish Krona	6.1
Swiss Franc	3.0
Hong Kong Dollar	2.1
Japanese Yen	1.6
New Zealand Dollar	1.2
Singapore Dollar	1.0
Danish Krone	0.8
Norwegian Krone	0.6
Total	100.0%

First Trust Global Wind Energy ETF (FAN)

Portfolio of Investments
December 31, 2019 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 95.7%
	Australia — 1.6%
102,858	AGL Energy Ltd.	$1,481,867

	Canada — 11.9%
196,107	Boralex, Inc., Class A	3,693,949
330,066	Northland Power, Inc.	6,913,708
16,189	TransAlta Renewables, Inc.	193,487
		10,801,144

	Cayman Islands — 0.9%
1,168,020	China High Speed Transmission Equipment Group Co., Ltd.	828,915

	China — 6.1%
5,700,796	China Longyuan Power Group Corp., Ltd., Class H	3,606,756
236,200	China Suntien Green Energy Corp., Ltd., Class H	68,202
1,551,019	Xinjiang Goldwind Science & Technology Co., Ltd., Class H	1,801,358
		5,476,316

	Denmark — 17.0%
65,552	Orsted A/S (b) (c)	6,779,697
85,185	Vestas Wind Systems A/S	8,608,201
		15,387,898

	France — 1.8%
102,989	Engie S.A.	1,663,535

	Germany — 8.7%
168,400	E. ON SE	1,799,037
170,474	Nordex SE (d) (e)	2,309,956
54,953	RWE AG	1,685,883
15,655	Siemens AG	2,046,477
		7,841,353

	Greece — 1.2%
125,153	Terna Energy S.A.	1,075,347

	Italy — 3.0%
215,927	Enel S.p.A.	1,712,884
42,055	Prysmian S.p.A.	1,013,754
		2,726,638

	Japan — 5.4%
41,600	Mitsubishi Heavy Industries Ltd.	1,626,403
100,110	Mitsui & Co., Ltd.	1,792,960
219,704	Toray Industries, Inc.	1,498,528
		4,917,891

	Netherlands — 0.5%
30,818	SIF Holding N.V. (d)	432,109

	Portugal — 1.7%
344,089	EDP-Energias de Portugal S.A.	1,491,374

Shares	Description	Value
	Common Stocks (a) (Continued)
	Spain — 12.5%
3,355	Acciona S.A.	$352,999
49,816	Endesa S.A.	1,329,358
152,248	Iberdrola S.A.	1,567,736
459,855	Siemens Gamesa Renewable Energy S.A.	8,064,872
		11,314,965

	Sweden — 2.0%
55,145	Eolus Vind AB, Class B	645,277
58,991	SKF AB, Class B	1,192,876
		1,838,153

	Switzerland — 2.5%
82,744	ABB Ltd.	1,998,065
3,064	BKW AG	226,048
52	Gurit Holding AG	80,273
		2,304,386

	United Kingdom — 2.4%
111,860	SSE PLC	2,131,436

	United States — 16.5%
29,895	Alliant Energy Corp.	1,635,854
43,833	American Superconductor Corp. (e)	344,089
16,907	Duke Energy Corp.	1,542,087
190,059	General Electric Co.	2,121,058
7,157	NextEra Energy, Inc.	1,733,139
170,475	Pattern Energy Group, Inc., Class A	4,561,059
87,861	TPI Composites, Inc. (e)	1,626,307
18,451	Trinity Industries, Inc.	408,690
8,342	Woodward, Inc.	988,027
		14,960,310
	Total Common Stocks — 95.7%	86,673,637
	(Cost $76,679,980)

	Closed-End Funds — 4.0%
	Guernsey — 4.0%
1,980,776	Renewables Infrastructure Group (The) Ltd.	3,631,274
	(Cost $3,110,467)

	Money Market Funds — 0.4%
347,728	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 1.59% (f) (g)	347,728
1,018	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 1.50% (f)	1,018
	Total Money Market Funds — 0.4%	348,746
	(Cost $348,746)

First Trust Global Wind Energy ETF (FAN)

Portfolio of Investments (Continued)
December 31, 2019 (Unaudited)

Principal Value	Description	Value
	Repurchase Agreements — 2.3%
$2,110,803	BNP Paribas S.A., 1.56% (f), dated 12/31/19, due 01/02/20, with a maturity value of $2,110,986. Collateralized by U.S. Treasury Note, interest rate of 2.375%, due 04/30/26. The value of the collateral including accrued interest is $2,160,908. (g)	$2,110,803
	(Cost $2,110,803)

	Total Investments — 102.4%	92,764,460
	(Cost $82,249,996) (h)
	Net Other Assets and Liabilities — (2.4)%	(2,167,559)
	Net Assets — 100.0%	$90,596,901

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(c)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(d)	All or a portion of this security is on loan for securities lending. The aggregate value of such securities is $2,352,695 and the total value of the collateral held by the Fund is $2,458,531.
(e)	Non-income producing security.
(f)	Rate shown reflects yield as of December 31, 2019.
(g)	This security serves as collateral for securities on loan.
(h)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $13,910,136 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $3,395,672. The net unrealized appreciation was $10,514,464.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of December 31, 2019 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$86,673,637	$—	$—
Closed-End Funds*	3,631,274	—	—
Money Market Funds	348,746	—	—
Repurchase Agreements	—	2,110,803	—
Total Investments	$90,653,657	$2,110,803	$—

* See Portfolio of Investments for country breakout.

Sector Allocation	% of Total Long-Term Investments
Utilities	56.3%
Industrials	41.9
Materials	1.7
Energy	0.1
Total	100.0%

Currency Exposure Diversification	% of Total Investments
Euro	28.6%
United States Dollar	18.8
Danish Krone	16.6
Canadian Dollar	11.6
Hong Kong Dollar	6.8
British Pound Sterling	6.2
Japanese Yen	5.3
Swiss Franc	2.5
Swedish Krona	2.0
Australian Dollar	1.6
Total	100.0%

First Trust Global Engineering and Construction ETF (FLM)

Portfolio of Investments
December 31, 2019 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 99.9%
	Australia — 4.4%
8,357	CIMIC Group Ltd.	$194,350
32,705	Downer EDI Ltd.	187,507
5,656	Monadelphous Group Ltd.	66,205
		448,062

	Canada — 4.5%
2,899	Aecon Group, Inc.	39,113
10,377	SNC-Lavalin Group, Inc.	239,337
6,221	Stantec, Inc.	175,820
		454,270

	Cayman Islands — 1.2%
133,659	China State Construction International Holdings Ltd.	121,441

	China — 4.0%
260,358	China Communications Construction Co., Ltd., Class H	212,168
320,902	China Railway Group Ltd., Class H	198,085
		410,253

	Finland — 0.3%
5,251	YIT OYJ	35,105

	France — 8.8%
7,099	Bouygues S.A.	301,638
2,427	Eiffage S.A.	277,682
2,843	Vinci S.A.	315,712
		895,032

	Germany — 2.0%
1,608	HOCHTIEF AG	205,081

	Ireland — 2.7%
4,592	Kingspan Group PLC	280,465

	Italy — 0.8%
43,592	Salini Impregilo S.p.A. (b)	78,480

	Japan — 30.5%
20,900	Chiyoda Corp. (b)	54,436
7,700	COMSYS Holdings Corp.	222,167
15,300	JGC Holdings Corp.	247,126
18,800	Kajima Corp.	252,270
8,200	Kandenko Co., Ltd.	79,166
9,400	Kinden Corp.	147,071
3,170	Kumagai Gumi Co., Ltd.	97,152
7,700	Kyowa Exeo Corp.	196,088
15,100	Maeda Corp.	148,561
5,500	Maeda Road Construction Co., Ltd.	135,355
2,800	Nippo Corp.	60,662
5,320	Nishimatsu Construction Co., Ltd.	120,937
23,900	Obayashi Corp.	267,694
2,700	Okumura Corp.	74,796
26,500	Penta-Ocean Construction Co., Ltd.	165,114
3,200	Raito Kogyo Co., Ltd.	46,650

Shares	Description	Value
	Common Stocks (a) (Continued)
	Japan (Continued)
26,400	Shimizu Corp.	$271,155
2,900	SHO-BOND Holdings Co., Ltd.	121,173
7,200	Taisei Corp.	301,173
16,800	Toda Corp.	112,253
		3,120,999

	Netherlands — 3.3%
3,073	Arcadis N.V.	71,629
6,527	Boskalis Westminster	166,927
33,912	Koninklijke BAM Groep N.V.	102,173
		340,729

	Norway — 0.6%
4,805	Veidekke ASA	65,404

	Philippines — 0.9%
13,950	Manila Electric Co.	87,317

	South Korea — 1.8%
5,964	Daewoo Engineering & Construction Co., Ltd. (b)	24,445
5,911	GS Engineering & Construction Corp.	158,707
		183,152

	Spain — 3.9%
7,387	ACS Actividades de Construccion y Servicios S.A.	295,397
22,987	Sacyr S.A.	67,040
1,436	Tecnicas Reunidas S.A. (b)	38,336
		400,773

	Sweden — 5.3%
7,316	NCC AB, Class B	119,664
15,763	Peab AB, Class B	157,775
11,885	Skanska AB, Class B	268,627
		546,066

	United Kingdom — 2.6%
48,185	Balfour Beatty PLC	166,842
8,433	Galliford Try PLC	96,010
		262,852

	United States — 22.3%
6,063	AECOM (b)	261,497
3,173	Dycom Industries, Inc. (b)	149,607
2,870	EMCOR Group, Inc.	247,681
13,486	Fluor Corp.	254,616
6,314	Granite Construction, Inc.	174,708
3,288	Jacobs Engineering Group, Inc.	295,361
8,405	KBR, Inc.	256,353
3,998	MasTec, Inc. (b)	256,512
1,673	Matrix Service Co. (b)	38,278
6,610	Quanta Services, Inc.	269,093

First Trust Global Engineering and Construction ETF (FLM)

Portfolio of Investments (Continued)
December 31, 2019 (Unaudited)

Shares	Description	Value
	Common Stocks (a) (Continued)
	United States (Continued)
5,655	Tutor Perini Corp. (b)	$72,723
		2,276,429

	Total Investments — 99.9%	10,211,910
	(Cost $9,611,059) (c)
	Net Other Assets and Liabilities — 0.1%	6,952
	Net Assets — 100.0%	$10,218,862

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,751,682 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,150,831. The net unrealized appreciation was $600,851.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of December 31, 2019 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$10,211,910	$—	$—

* See Portfolio of Investments for country breakout.

Sector Allocation	% of Total Long-Term Investments
Industrials	95.9%
Information Technology	2.5
Utilities	0.9
Energy	0.7
Total	100.0%

Currency Exposure Diversification	% of Total Investments
Japanese Yen	30.6%
United States Dollar	22.3
Euro	21.9
Swedish Krona	5.3
Hong Kong Dollar	5.2
Canadian Dollar	4.4
Australian Dollar	4.4
British Pound Sterling	2.6
South Korean Won	1.8
Philippine Peso	0.9
Norwegian Krone	0.6
Total	100.0%

First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund (GRID)

Portfolio of Investments
December 31, 2019 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 99.9%
	Canada — 0.3%
2,197	Fortis, Inc.	$91,159

	China — 0.0%
3,577	BYD Co., Ltd., Class H	17,834

	France — 8.6%
9,278	Engie S.A.	149,863
26,004	Schneider Electric SE	2,668,947
		2,818,810

	Germany — 3.0%
3,750	Siemens AG	490,213
12,564	SMA Solar Technology AG (b)	487,058
		977,271

	Ireland — 5.0%
1,969	Eaton Corp. PLC	186,504
3,674	Johnson Controls International PLC	149,568
50,824	nVent Electric PLC	1,300,078
		1,636,150

	Italy — 16.8%
36,186	Enel S.p.A.	287,053
110,101	Prysmian S.p.A.	2,654,033
390,736	Terna Rete Elettrica Nazionale S.p.A.	2,609,582
		5,550,668

	Japan — 3.3%
4,500	Hitachi Ltd.	191,588
1,200	NEC Corp.	49,919
1,300	NGK Insulators Ltd.	22,780
36,100	Nissin Electric Co., Ltd.	450,523
31,000	Osaki Electric Co., Ltd.	196,862
12,300	Panasonic Corp.	116,542
1,700	Toshiba Corp.	57,968
		1,086,182

	Jersey — 7.7%
26,754	Aptiv PLC	2,540,827

	Netherlands — 0.0%
346	STMicroelectronics N.V.	9,311

	Spain — 7.8%
128,337	Red Electrica Corp., S.A.	2,580,416

	Switzerland — 4.6%
9,512	ABB Ltd.	229,691
12,292	Landis+Gyr Group AG	1,278,988
		1,508,679

	Taiwan — 0.1%
2,175	Advantech Co., Ltd.	21,912

Shares	Description	Value
	Common Stocks (a) (Continued)
	United Kingdom — 0.6%
16,228	National Grid PLC	$202,984

	United States — 42.1%
132	Adesto Technologies Corp. (b)	1,122
19,559	Advanced Energy Industries, Inc. (b)	1,392,601
11,003	American Superconductor Corp. (b)	86,373
1,846	Analog Devices, Inc.	219,379
209	Arcosa, Inc.	9,311
96	AZZ, Inc.	4,411
17,103	Badger Meter, Inc.	1,110,498
189	Belden, Inc.	10,395
13,858	Cisco Systems, Inc.	664,630
122	Digi International, Inc. (b)	2,162
189	EnerSys	14,143
57,424	Enphase Energy, Inc. (b) (c)	1,500,489
98	ESCO Technologies, Inc.	9,065
38,528	General Electric Co.	429,972
3,517	Honeywell International, Inc.	622,509
232	Hubbell, Inc.	34,294
4,440	International Business Machines Corp.	595,138
15,683	Itron, Inc. (b)	1,316,588
264	MasTec, Inc. (b)	16,938
8,871	MYR Group, Inc. (b)	289,106
2,853	NVIDIA Corp.	671,311
10,696	Oracle Corp.	566,674
30,160	Quanta Services, Inc.	1,227,814
15,389	SolarEdge Technologies, Inc. (b)	1,463,340
614	Tesla, Inc. (b)	256,855
1,062	Trimble, Inc. (b)	44,275
93	Valmont Industries, Inc.	13,929
66,971	Veoneer, Inc. (b) (c)	1,046,087
191	WESCO International, Inc. (b)	11,343
7,267	Willdan Group, Inc. (b)	230,945
		13,861,697
	Total Common Stocks — 99.9%	32,903,900
	(Cost $28,707,120)

	Money Market Funds — 1.0%
324,943	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 1.59% (d) (e)	324,943
	(Cost $324,943)

First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund (GRID)

Portfolio of Investments (Continued)
December 31, 2019 (Unaudited)

Principal Value	Description	Value
	Repurchase Agreements — 6.0%
$1,972,490	BNP Paribas S.A., 1.56% (d), dated 12/31/19, due 01/02/20, with a maturity value of $1,972,661. Collateralized by U.S. Treasury Note, interest rate of 2.375%, due 04/30/26. The value of the collateral including accrued interest is $2,019,312. (e)	$1,972,490
	(Cost $1,972,490)

	Total Investments — 106.9%	35,201,333
	(Cost $31,004,553) (f)
	Net Other Assets and Liabilities — (6.9)%	(2,281,457)
	Net Assets — 100.0%	$32,919,876

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan for securities lending. The aggregate value of such securities is $2,289,442 and the total value of the collateral held by the Fund is $2,297,433.
(d)	Rate shown reflects yield as of December 31, 2019.
(e)	This security serves as collateral for securities on loan.
(f)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $5,632,486 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,435,706. The net unrealized appreciation was $4,196,780.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of December 31, 2019 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$32,903,900	$—	$—
Money Market Funds	324,943	—	—
Repurchase Agreements	—	1,972,490	—
Total Investments	$33,228,843	$1,972,490	$—

* See Portfolio of Investments for country breakout.

Sector Allocation	% of Total Long-Term Investments
Information Technology	35.8%
Industrials	34.1
Utilities	18.0
Consumer Discretionary	12.1
Total	100.0%

Currency Exposure Diversification	% of Total Investments
United States Dollar	57.8%
Euro	33.9
Swiss Franc	4.3
Japanese Yen	3.1
British Pound Sterling	0.6
Canadian Dollar	0.2
New Taiwan Dollar	0.1
Hong Kong Dollar	0.0 **
Total	100.0%

** Amount is less than 0.1%.

First Trust Indxx Global Natural Resources Income ETF (FTRI)

Portfolio of Investments
December 31, 2019 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 99.4%
	Australia — 1.8%
66,941	Alumina Ltd.	$108,044
20,004	New Hope Corp. Ltd.	28,918
		136,962

	Bermuda — 3.5%
3,941	Bunge Ltd.	226,805
27,560	China Oriental Group Co., Ltd.	11,424
29,802	China Water Affairs Group Ltd.	22,297
		260,526

	Canada — 2.1%
1,344	Norbord, Inc.	35,946
4,373	Vermilion Energy, Inc. (b)	71,542
11,635	Whitecap Resources, Inc.	49,728
		157,216

	Cayman Islands — 0.2%
40,510	China Zhongwang Holdings Ltd.	16,168

	Chile — 1.1%
31,999	Empresas CMPC S.A.	78,301

	China — 0.8%
12,000	Angang Steel Co., Ltd., Class H	4,990
25,885	China Shenhua Energy Co., Ltd., Class H	54,080
		59,070

	Colombia — 1.7%
6,374	Ecopetrol S.A., ADR	127,225

	Finland — 4.4%
9,389	UPM-Kymmene OYJ	325,534

	France — 4.3%
12,143	Veolia Environnement S.A.	322,951

	Hong Kong — 8.0%
3,594	CNOOC Ltd., ADR	599,012

	India — 0.2%
26,022	National Aluminium Co., Ltd.	15,913

	Indonesia — 0.6%
92,558	Bukit Asam Tbk PT	17,735
10,651	Indo Tambangraya Megah Tbk PT	8,804
157,336	Japfa Comfeed Indonesia Tbk PT	17,397
		43,936

	Israel — 1.3%
19,812	Israel Chemicals Ltd.	94,899

	Japan — 4.2%
41,800	Marubeni Corp.	311,841

	Norway — 1.4%
2,457	Austevoll Seafood ASA	25,202

Shares	Description	Value
	Common Stocks (a) (Continued)
	Norway (Continued)
1,507	Salmar ASA	$77,124
		102,326

	Russia — 13.2%
3,828	Magnitogorsk Iron & Steel Works PJSC, GDR (c)	33,150
1,078	MMC Norilsk Nickel PJSC	331,774
3,206	Novolipetsk Steel PJSC, GDR (c)	73,866
1,317	PhosAgro PJSC	51,096
834	Polyus PJSC	95,452
5,113	Severstal PJSC, GDR (c)	77,411
26,409	Tatneft PJSC	323,250
		985,999

	South Africa — 0.9%
7,220	Exxaro Resources Ltd.	67,602

	Spain — 0.2%
3,814	Ence Energia y Celulosa S.A.	15,701

	Thailand — 0.3%
38,500	TTW PCL	17,737

	Turkey — 0.8%
38,888	Eregli Demir ve Celik Fabrikalari TAS	59,093

	United Kingdom — 23.9%
6,920	BHP Group PLC, ADR	325,309
17,577	Diversified Gas & Oil PLC (c)	24,796
13,745	Evraz PLC	73,555
12,031	Pennon Group PLC	163,348
12,244	Rio Tinto PLC, ADR	726,804
6,827	Severn Trent PLC	227,434
19,571	United Utilities Group PLC	244,566
		1,785,812

	United States — 24.5%
2,477	Alliance Resource Partners, L.P. (d)	26,801
12,553	Archer-Daniels-Midland Co.	581,832
1,645	Domtar Corp.	62,905
1,728	GrafTech International Ltd.	20,079
6,859	International Paper Co.	315,857
18,562	Occidental Petroleum Corp.	764,940
2,761	Peabody Energy Corp.	25,180
1,464	Warrior Met Coal, Inc.	30,934
		1,828,528

	Total Common Stocks — 99.4%	7,412,352
	(Cost $7,036,056)

	Money Market Funds — 0.1%
6,534	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 1.59% (e) (f)	6,534
	(Cost $6,534)

First Trust Indxx Global Natural Resources Income ETF (FTRI)

Portfolio of Investments (Continued)
December 31, 2019 (Unaudited)

Principal Value	Description	Value
	Repurchase Agreements — 0.5%
$39,666	BNP Paribas S.A., 1.56% (e), dated 12/31/19, due 01/02/20, with a maturity value of $39,669. Collateralized by U.S. Treasury Note, interest rate of 2.375%, due 04/30/26. The value of the collateral including accrued interest is $40,607. (f)	$39,666
	(Cost $39,666)

	Total Investments — 100.0%	7,458,552
	(Cost $7,082,256) (g)
	Net Other Assets and Liabilities — 0.0%	3,138
	Net Assets — 100.0%	$7,461,690

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	All or a portion of this security is on loan for securities lending. The aggregate value of such securities is $45,808 and the total value of the collateral held by the Fund is $46,200.
(c)	This Security may be resold to qualified foreign investors and foreign institutional buyers under regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(d)	Security is a Master Limited Partnership (“MLP”).
(e)	Rate shown reflects yield as of December 31, 2019.
(f)	This security serves as collateral for securities on loan.
(g)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $766,176 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $389,880. The net unrealized appreciation was $376,296.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of December 31, 2019 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$7,412,352	$—	$—
Money Market Funds	6,534	—	—
Repurchase Agreements	—	39,666	—
Total Investments	$7,418,886	$39,666	$—

* See Portfolio of Investments for country breakout.

Sector Allocation	% of Total Long-Term Investments
Materials	40.0%
Energy	29.5
Utilities	13.5
Consumer Staples	12.5
Industrials	4.5
Total	100.0%

Currency Exposure Diversification	% of Total Investments
United States Dollar	56.7%
Russian Ruble	10.7
British Pound Sterling	9.8
Euro	8.9
Japanese Yen	4.2
Australian Dollar	1.8
Hong Kong Dollar	1.5
Norwegian Krone	1.4
Canadian Dollar	1.2
Chilean Peso	1.1
South African Rand	0.9
Turkish Lira	0.8
Indonesian Rupiah	0.6
Thai Baht	0.2
Indian Rupee	0.2
Total	100.0%

First Trust Indxx Global Agriculture ETF (FTAG)

Portfolio of Investments
December 31, 2019 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 99.5%
	Australia — 1.3%
1,560	GrainCorp Ltd., Class A (b)	$8,298
10,949	Incitec Pivot Ltd.	24,433
2,589	Nufarm Ltd. (b)	10,520
		43,251

	Belgium — 0.3%
294	Tessenderlo Group S.A. (b)	10,372

	Bermuda — 1.7%
965	Bunge Ltd.	55,536

	Canada — 4.5%
3,134	Nutrien Ltd.	150,045

	Chile — 0.7%
821	Sociedad Quimica y Minera de Chile S.A., ADR	21,912

	Germany — 23.2%
4,253	BASF SE	321,301
4,158	Bayer AG	339,590
3,177	Evonik Industries AG	96,967
1,305	K+S AG	16,270
		774,128

	India — 3.9%
835	Escorts Ltd.	7,365
8,475	Mahindra & Mahindra Ltd.	63,113
1,736	Tata Chemicals Ltd.	16,225
5,209	UPL Ltd.	42,655
		129,358

	Israel — 1.2%
8,730	Israel Chemicals Ltd.	41,817

	Japan — 8.1%
8,300	Kubota Corp.	131,847
1,400	Mitsui Chemicals, Inc.	34,531
1,000	Nissan Chemical Corp.	42,290
300	Sakata Seed Corp.	10,119
11,300	Sumitomo Chemical Co., Ltd.	51,791
		270,578

	Malaysia — 2.9%
54,501	Petronas Chemicals Group Bhd	97,930

	Netherlands — 3.9%
9,214	CNH Industrial N.V.	101,354
1,437	OCI N.V. (b)	30,223
		131,577

	Norway — 2.3%
1,857	Yara International ASA	77,247

	Russia — 1.0%
883	PhosAgro PJSC	34,258

Shares	Description	Value
	Common Stocks (a) (Continued)
	Singapore — 4.0%
43,700	Wilmar International Ltd.	$133,867

	Switzerland — 0.7%
70	Bucher Industries AG	24,577

	Taiwan — 0.3%
6,682	Taiwan Fertilizer Co., Ltd.	11,045

	Turkey — 0.2%
2,523	Tekfen Holding AS	8,194

	United States — 39.3%
515	AGCO Corp.	39,784
1,483	CF Industries Holdings, Inc.	70,798
5,103	Corteva, Inc.	150,845
1,877	Deere & Co.	325,209
2,726	Dow, Inc.	149,194
4,671	DuPont de Nemours, Inc.	299,878
884	FMC Corp.	88,241
2,591	Mosaic (The) Co.	56,069
244	Raven Industries, Inc.	8,408
381	Scotts Miracle-Gro (The) Co.	40,455
282	SiteOne Landscape Supply, Inc. (b)	25,563
727	Toro (The) Co.	57,920
		1,312,364

	Total Investments — 99.5%	3,328,056
	(Cost $3,500,329) (c)
	Net Other Assets and Liabilities — 0.5%	15,045
	Net Assets — 100.0%	$3,343,101

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $206,168 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $378,441. The net unrealized depreciation was $172,273.

ADR	-	American Depositary Receipt

First Trust Indxx Global Agriculture ETF (FTAG)

Portfolio of Investments (Continued)
December 31, 2019 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of December 31, 2019 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$3,328,056	$—	$—

* See Portfolio of Investments for country breakout.

Sector Allocation	% of Total Long-Term Investments
Materials	59.7%
Industrials	21.9
Health Care	10.2
Consumer Staples	6.3
Consumer Discretionary	1.9
Total	100.0%

Currency Exposure Diversification	% of Total Investments
United States Dollar	46.1%
Euro	24.5
Japanese Yen	8.1
Canadian Dollar	4.5
Singapore Dollar	4.0
Indian Rupee	3.9
Malaysian Ringgit	3.0
Norwegian Krone	2.3
Australian Dollar	1.3
Russian Ruble	1.0
Swiss Franc	0.7
New Taiwan Dollar	0.3
Turkish Lira	0.3
Total	100.0%

First Trust BICK Index Fund (BICK)

Portfolio of Investments
December 31, 2019 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 99.5%
	Brazil — 23.6%
290,758	Ambev S.A., ADR	$1,354,932
91,868	B2W Cia Digital (b)	1,435,559
108,462	B3 S.A. - Brasil Bolsa Balcao	1,158,578
155,935	Banco Bradesco S.A., ADR	1,395,618
108,258	Banco do Brasil S.A.	1,421,480
141,416	BRF S.A. (b)	1,237,438
148,603	Centrais Eletricas Brasileiras S.A.	1,396,374
90,171	Cia de Saneamento Basico do Estado de Sao Paulo	1,357,485
504,959	Cogna Educacao	1,434,778
139,397	IRB Brasil Resseguros S.A.	1,349,719
150,380	Itau Unibanco Holding S.A., ADR	1,375,977
390,040	Itausa - Investimentos Itau S.A. (Preference Shares)	1,366,163
181,735	JBS S.A.	1,165,576
120,662	Localiza Rent a Car S.A.	1,422,076
99,919	Lojas Renner S.A.	1,395,691
114,942	Magazine Luiza S.A.	1,362,949
91,301	Notre Dame Intermedica Participacoes S.A.	1,549,032
181,991	Petrobras Distribuidora S.A.	1,360,397
83,102	Petroleo Brasileiro S.A., ADR	1,324,646
45,808	Raia Drogasil S.A.	1,271,287
211,864	Rumo S.A. (b)	1,374,612
134,228	Suzano S.A.	1,324,028
104,089	Vale S.A., ADR	1,373,975
		31,208,370

	Cayman Islands — 16.7%
6,120	Alibaba Group Holding Ltd., ADR (b)	1,298,052
130,000	ANTA Sports Products Ltd.	1,163,649
10,327	Baidu, Inc., ADR (b)	1,305,333
63,921	iQIYI, Inc., ADR (b)	1,349,372
37,491	JD.com, Inc., ADR (b)	1,320,808
92,837	Meituan Dianping, Class B (b) (c)	1,214,031
3,882	NetEase, Inc., ADR	1,190,376
10,110	New Oriental Education & Technology Group, Inc., ADR (b)	1,225,837
36,066	Pagseguro Digital Ltd., Class A (b)	1,232,015
34,050	Pinduoduo, Inc., ADR (b)	1,287,771
29,870	StoneCo., Ltd., Class A (b)	1,191,514
250,817	Sunac China Holdings Ltd.	1,498,342
74,655	Sunny Optical Technology Group Co., Ltd.	1,292,425
27,657	TAL Education Group, ADR (b)	1,333,067
28,865	Tencent Holdings Ltd.	1,391,334
36,826	Trip.com Group Ltd., ADR (b)	1,235,144
1,070,521	Xiaomi Corp., Class B (b) (c) (d)	1,480,977
		22,010,047

	China — 7.0%
3,051,622	Bank of China Ltd., Class H	1,304,095

Shares	Description	Value
	Common Stocks (a) (Continued)
	China (Continued)
1,538,162	China Construction Bank Corp., Class H	$1,328,469
484,416	China Life Insurance Co., Ltd., Class H	1,345,894
258,746	China Merchants Bank Co., Ltd., Class H	1,329,874
5,988,151	China Tower Corp., Ltd., Class H (c) (d)	1,321,769
1,717,233	Industrial & Commercial Bank of China Ltd., Class H	1,322,254
108,169	Ping An Insurance (Group) Co. of China Ltd., Class H	1,278,488
		9,230,843

	Hong Kong — 2.0%
843,382	CNOOC Ltd.	1,402,696
538,000	CSPC Pharmaceutical Group Ltd.	1,282,810
		2,685,506

	India — 18.6%
45,977	Axis Bank Ltd., GDR (c)	2,441,379
57,810	Dr. Reddy’s Laboratories Ltd., ADR	2,345,930
38,122	HDFC Bank Ltd., ADR	2,415,791
167,070	ICICI Bank Ltd., ADR	2,521,086
239,473	Infosys Ltd., ADR	2,471,361
54,491	Reliance Industries Ltd., GDR (d)	2,318,592
49,506	State Bank of India, GDR (b) (c)	2,316,881
209,806	Tata Motors Ltd., ADR (b)	2,712,792
292,425	Vedanta Ltd., ADR	2,523,628
648,491	Wipro Ltd., ADR	2,431,841
		24,499,281

	Isle of Man — 2.3%
881,656	Eros International PLC (b)	2,988,814

	Jersey — 1.9%
37,294	WNS (Holdings) Ltd., ADR (b)	2,466,998

	Mauritius — 1.6%
90,435	MakeMyTrip Ltd. (b)	2,070,962

	South Korea — 24.8%
7,650	Amorepacific Corp.	1,323,014
30,839	Celltrion Healthcare Co., Ltd. (e)	1,413,349
8,728	Celltrion, Inc. (e)	1,366,050
40,443	Hana Financial Group, Inc.	1,290,455
12,562	HLB, Inc. (b)	1,248,107
5,901	Hyundai Mobis Co., Ltd.	1,306,287
11,949	Hyundai Motor Co.	1,245,064
9,298	Kakao Corp.	1,234,159
31,397	KB Financial Group, Inc.	1,293,672
33,430	Kia Motors Corp.	1,280,599
4,717	LG Chem Ltd.	1,295,039
20,684	LG Electronics, Inc.	1,289,564

First Trust BICK Index Fund (BICK)

Portfolio of Investments (Continued)
December 31, 2019 (Unaudited)

Shares	Description	Value
	Common Stocks (a) (Continued)
	South Korea (Continued)
1,143	LG Household & Health Care Ltd.	$1,246,334
8,406	NAVER Corp.	1,355,631
2,933	NCSoft Corp.	1,372,090
6,273	POSCO	1,282,861
3,674	Samsung Biologics Co., Ltd. (b) (c) (d)	1,375,625
13,026	Samsung Electro-Mechanics Co., Ltd.	1,407,973
28,744	Samsung Electronics Co., Ltd.	1,386,930
6,259	Samsung SDI Co., Ltd.	1,277,292
33,200	Shinhan Financial Group Co., Ltd.	1,244,515
5,615	SK Holdings Co., Ltd.	1,272,109
17,872	SK Hynix, Inc.	1,454,239
9,869	SK Innovation Co., Ltd.	1,280,081
5,877	SK Telecom Co., Ltd.	1,209,500
		32,750,539

	United States — 1.0%
27,495	Yum China Holdings, Inc.	1,320,035

	Total Investments — 99.5%	131,231,395
	(Cost $114,825,033) (f)
	Net Other Assets and Liabilities — 0.5%	636,768
	Net Assets — 100.0%	$131,868,163

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(d)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	Non-income producing security which makes payment-in-kind (“PIK”) distributions. For the fiscal year-to-date period (October 1, 2019 to December 31, 2019), the Fund received 1,469 and 416 shares of Celltrion Healthcare Co., Ltd. and Celltrion, Inc., respectively.
(f)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $23,177,624 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $6,771,262. The net unrealized appreciation was $16,406,362.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of December 31, 2019 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$131,231,395	$—	$—

* See Portfolio of Investments for country breakout.

Sector Allocation	% of Total Long-Term Investments
Consumer Discretionary	22.5%
Financials	22.5
Information Technology	13.8
Communication Services	11.2
Health Care	7.1
Materials	6.0
Consumer Staples	5.8
Energy	4.8
Industrials	3.1
Utilities	2.1
Real Estate	1.1
Total	100.0%

Currency Exposure Diversification	% of Total Investments
United States Dollar	41.2%
South Korean Won	25.0
Brazilian Real	18.6
Hong Kong Dollar	15.2
Total	100.0%

First Trust Indxx NextG ETF (NXTG)

Portfolio of Investments
December 31, 2019 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 99.1%
	Australia — 0.4%
449,629	Telstra Corp., Ltd.	$1,116,965

	Bermuda — 1.5%
146,192	Marvell Technology Group Ltd.	3,882,860

	Brazil — 0.5%
83,875	Telefonica Brasil S.A., ADR	1,201,090

	Canada — 1.3%
23,521	BCE, Inc.	1,089,695
23,886	Rogers Communications, Inc., Class B	1,186,069
30,194	TELUS Corp.	1,169,115
		3,444,879

	Cayman Islands — 3.0%
76,327	GDS Holdings Ltd., ADR (b)	3,936,947
2,945,067	Xiaomi Corp., Class B (b) (c) (d) (e)	4,074,255
		8,011,202

	China — 2.4%
2,947,660	China Telecom Corp., Ltd., Class H	1,214,274
17,724,000	China Tower Corp., Ltd., Class H (c) (d)	3,912,231
397,297	ZTE Corp., Class H (b)	1,216,013
		6,342,518

	Finland — 1.9%
21,612	Elisa OYJ	1,193,932
1,049,549	Nokia OYJ, ADR	3,893,827
		5,087,759

	France — 0.4%
76,966	Orange S.A.	1,132,691

	Germany — 2.3%
69,685	Deutsche Telekom AG	1,138,879
162,815	Infineon Technologies AG	3,709,223
384,398	Telefonica Deutschland Holding AG	1,114,172
		5,962,274

	Guernsey — 1.5%
53,375	Amdocs Ltd.	3,853,141

	Hong Kong — 2.4%
148,137	China Mobile Ltd.	1,245,200
1,294,418	China Unicom Hong Kong Ltd.	1,219,284
5,700,727	Lenovo Group Ltd.	3,826,188
		6,290,672

	India — 6.3%
184,266	Bharti Airtel Ltd. (b)	1,176,669
494,847	HCL Technologies Ltd.	3,938,496
373,568	Infosys Ltd., ADR	3,855,222

Shares	Description	Value
	Common Stocks (a) (Continued)
	India (Continued)
350,864	Tech Mahindra Ltd.	$3,747,136
1,018,177	Wipro Ltd., ADR	3,818,164
		16,535,687

	Italy — 1.8%
376,610	Infrastrutture Wireless Italiane S.p.A. (c) (d)	3,687,948
1,858,576	Telecom Italia S.p.A. (b)	1,159,968
		4,847,916

	Japan — 10.4%
40,400	Fujitsu Ltd.	3,818,582
39,100	KDDI Corp.	1,170,607
56,000	Kyocera Corp.	3,855,138
269,800	Mitsubishi Electric Corp.	3,720,908
90,700	NEC Corp.	3,773,080
44,400	Nippon Telegraph & Telephone Corp.	1,126,601
41,170	NTT DOCOMO, Inc.	1,151,116
548,100	Renesas Electronics Corp. (b)	3,783,305
86,000	Softbank Corp.	1,155,188
56,100	Sony Corp.	3,821,233
		27,375,758

	Malaysia — 1.4%
3,455,600	DiGi.Com Bhd	3,767,749

	Netherlands — 4.4%
46,517	InterXion Holding N.V. (b)	3,898,590
30,222	NXP Semiconductors N.V.	3,846,051
139,324	STMicroelectronics N.V.	3,746,042
		11,490,683

	New Zealand — 0.4%
400,785	Spark New Zealand Ltd.	1,168,273

	Norway — 0.4%
65,037	Telenor ASA	1,166,389

	Philippines — 0.9%
29,910	Globe Telecom, Inc.	1,192,974
58,235	PLDT, Inc., ADR	1,164,118
		2,357,092

	Russia — 0.5%
120,134	Mobile TeleSystems PJSC, ADR	1,219,360

	Singapore — 0.4%
457,800	Singapore Telecommunications Ltd.	1,147,095

	South Africa — 0.9%
192,004	MTN Group Ltd.	1,130,830
147,785	Vodacom Group Ltd.	1,216,594
		2,347,424

First Trust Indxx NextG ETF (NXTG)

Portfolio of Investments (Continued)
December 31, 2019 (Unaudited)

Shares	Description	Value
	Common Stocks (a) (Continued)
	South Korea — 5.8%
101,026	KT Corp., ADR	$1,171,902
62,022	LG Electronics, Inc.	3,866,822
97,755	LG Uplus Corp.	1,200,329
83,433	Samsung Electronics Co., Ltd.	4,025,735
22,417	Samsung SDS Co., Ltd.	3,770,251
5,673	SK Telecom Co., Ltd.	1,167,516
		15,202,555

	Spain — 0.4%
153,863	Telefonica S.A. (e)	1,074,711

	Sweden — 2.2%
78,844	Tele2 AB, Class B	1,143,557
411,663	Telefonaktiebolaget LM Ericsson, Class B	3,584,666
265,276	Telia Co., AB	1,139,970
		5,868,193

	Switzerland — 0.4%
2,179	Swisscom AG	1,154,118

	Taiwan — 5.2%
1,338,605	ASE Technology Holding Co., Ltd.	3,715,246
311,731	Chunghwa Telecom Co., Ltd.	1,143,891
266,091	MediaTek, Inc.	3,936,730
302,208	Taiwan Mobile Co., Ltd.	1,129,109
63,929	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	3,714,275
		13,639,251

	Turkey — 0.4%
487,525	Turkcell Iletisim Hizmetleri AS	1,130,920

	United Kingdom — 0.9%
461,041	BT Group PLC	1,175,229
604,585	Vodafone Group PLC	1,175,310
		2,350,539

	United States — 38.4%
87,975	Advanced Micro Devices, Inc. (b)	4,034,533
17,869	American Tower Corp.	4,106,654
31,804	Analog Devices, Inc.	3,779,587
19,445	Arista Networks, Inc. (b)	3,955,113
29,854	AT&T, Inc.	1,166,694
11,430	Broadcom, Inc.	3,612,109
87,914	Ciena Corp. (b)	3,753,049
82,043	Cisco Systems, Inc.	3,934,782
34,057	CoreSite Realty Corp.	3,818,471
28,386	Crown Castle International Corp.	4,035,070
61,525	CyrusOne, Inc.	4,025,581
32,675	Digital Realty Trust, Inc.	3,912,505
6,840	Equinix, Inc.	3,992,508
26,118	F5 Networks, Inc. (b)	3,647,379
228,469	Hewlett Packard Enterprise Co.	3,623,518
65,106	Intel Corp.	3,896,594

Shares	Description	Value
	Common Stocks (a) (Continued)
	United States (Continued)
27,689	International Business Machines Corp.	$3,711,434
153,877	Juniper Networks, Inc.	3,789,991
34,920	Keysight Technologies, Inc. (b)	3,583,840
49,938	Lumentum Holdings, Inc. (b)	3,960,083
73,512	Micron Technology, Inc. (b)	3,953,475
32,482	Qorvo, Inc. (b)	3,775,383
42,076	QUALCOMM, Inc.	3,712,365
16,430	SBA Communications Corp.	3,959,466
33,607	Skyworks Solutions, Inc.	4,062,414
15,287	T-Mobile US, Inc. (b)	1,198,807
18,716	Verizon Communications, Inc.	1,149,162
7,332	VMware, Inc., Class A (b)	1,112,924
38,811	Xilinx, Inc.	3,794,551
		101,058,042

	Total Common Stocks — 99.1%	261,227,806
	(Cost $244,305,366)
	Money Market Funds — 0.2%
487,799	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 1.59% (f) (g)	487,799
	(Cost $487,799)

Principal Value	Description	Value
	Repurchase Agreements — 1.1%
$2,961,067	BNP Paribas S.A., 1.56% (f), dated 12/31/19, due 01/02/20, with a maturity value of $2,961,324. Collateralized by U.S. Treasury Note, interest rate of 2.375%, due 04/30/26. The value of the collateral including accrued interest is $3,031,356. (g)	2,961,067
	(Cost $2,961,067)

	Total Investments — 100.4%	264,676,672
	(Cost $247,754,232) (h)
	Net Other Assets and Liabilities — (0.4)%	(1,140,489)
	Net Assets — 100.0%	$263,536,183

First Trust Indxx NextG ETF (NXTG)

Portfolio of Investments (Continued)
December 31, 2019 (Unaudited)

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.
(c)	This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	All or a portion of this security is on loan for securities lending. The aggregate value of such securities is $3,261,269 and the total value of the collateral held by the Fund is $3,448,866.
(f)	Rate shown reflects yield as of December 31, 2019.
(g)	This security serves as collateral for securities on loan.
(h)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $20,324,626 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $3,402,186. The net unrealized appreciation was $16,922,440.

ADR	-	American Depositary Receipt

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of December 31, 2019 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$261,227,806	$—	$—
Money Market Funds	487,799	—	—
Repurchase Agreements	—	2,961,067	—
Total Investments	$261,715,605	$2,961,067	$—

* See Portfolio of Investments for country breakout.

Sector Allocation	% of Total Long-Term Investments
Information Technology	62.4%
Communication Services	22.6
Real Estate	10.7
Consumer Discretionary	2.9
Industrials	1.4
Total	100.0%

Currency Exposure Diversification	% of Total Investments
United States Dollar	54.4%
Japanese Yen	10.4
Euro	6.8
Hong Kong Dollar	6.3
South Korean Won	5.3
New Taiwan Dollar	3.8
Indian Rupee	3.4
Swedish Krona	2.2
Malaysian Ringgit	1.4
Canadian Dollar	1.3
British Pound Sterling	0.9
South African Rand	0.9
Philippine Peso	0.5
New Zealand Dollar	0.4
Norwegian Krone	0.4
Swiss Franc	0.4
Singapore Dollar	0.4
Turkish Lira	0.4
Australian Dollar	0.4
Total	100.0%

First Trust NASDAQ Global Auto Index Fund (CARZ)

Portfolio of Investments
December 31, 2019 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 99.6%
	Bermuda — 0.8%
140,196	Brilliance China Automotive Holdings Ltd.	$145,372

	Cayman Islands — 4.0%
382,325	Geely Automobile Holdings Ltd.	747,742

	China — 4.4%
107,383	BAIC Motor Corp., Ltd., Class H (b) (c)	60,911
46,165	BYD Co., Ltd., Class H (d)	230,164
139,091	Dongfeng Motor Group Co., Ltd., Class H	130,839
209,279	Great Wall Motor Co., Ltd., Class H	154,697
191,212	Guangzhou Automobile Group Co., Ltd., Class H	238,024
		814,635

	France — 7.4%
30,012	Peugeot S.A.	717,056
13,965	Renault S.A.	660,734
		1,377,790

	Germany — 19.5%
8,975	Bayerische Motoren Werke AG	736,322
25,698	Daimler AG	1,423,119
9,793	Porsche Automobil Holding SE (Preference Shares)	732,031
3,749	Volkswagen AG (Preference Shares)	741,137
		3,632,609

	Italy — 0.2%
10,631	Piaggio & C. S.p.A.	32,770

	Japan — 31.9%
51,835	Honda Motor Co., Ltd.	1,478,410
40,459	Mazda Motor Corp.	349,276
46,200	Mitsubishi Motors Corp.	194,741
116,976	Nissan Motor Co., Ltd.	684,814
27,665	Subaru Corp.	690,893
16,359	Suzuki Motor Corp.	687,604
20,776	Toyota Motor Corp.	1,474,999
19,612	Yamaha Motor Co., Ltd.	397,637
		5,958,374

	Malaysia — 0.1%
18,093	UMW Holdings Bhd	19,860

	South Korea — 7.3%
7,081	Hyundai Motor Co.	737,827
16,408	Kia Motors Corp.	628,540
		1,366,367

	Taiwan — 0.3%
17,181	China Motor Corp.	22,410
58,363	Yulon Motor Co., Ltd.	38,062
		60,472

Shares	Description	Value
	Common Stocks (a) (Continued)
	United Kingdom — 0.1%
3,999	Aston Martin Lagonda Global Holdings PLC (b) (c) (e)	$27,534

	United States — 23.6%
80,062	Ford Motor Co.	744,576
40,298	General Motors Co.	1,474,907
9,056	Harley-Davidson, Inc.	336,793
4,397	Tesla, Inc. (e)	1,839,397
		4,395,673
	Total Common Stocks — 99.6%	18,579,198
	(Cost $20,046,677)

	Money Market Funds — 0.1%
24,087	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 1.59% (f) (g)	24,087
	(Cost $24,087)

Principal Value	Description	Value
	Repurchase Agreements — 0.8%
$146,213	BNP Paribas S.A., 1.56% (f), dated 12/31/19, due 01/02/20, with a maturity value of $146,226. Collateralized by U.S. Treasury Note, interest rate of 2.375%, due 04/30/26. The value of the collateral including accrued interest is $149,684. (g)	146,213
	(Cost $146,213)

	Total Investments — 100.5%	18,749,498
	(Cost $20,216,977) (h)
	Net Other Assets and Liabilities — (0.5)%	(92,340)
	Net Assets — 100.0%	$18,657,158

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

First Trust NASDAQ Global Auto Index Fund (CARZ)

Portfolio of Investments (Continued)
December 31, 2019 (Unaudited)

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(d)	All or a portion of this security is on loan for securities lending. The aggregate value of such securities is $162,035 and the total value of the collateral held by the Fund is $170,300.
(e)	Non-income producing security.
(f)	Rate shown reflects yield as of December 31, 2019.
(g)	This security serves as collateral for securities on loan.
(h)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,433,385 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $2,900,864. The net unrealized depreciation was $1,467,479.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of December 31, 2019 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$18,579,198	$—	$—
Money Market Funds	24,087	—	—
Repurchase Agreements	—	146,213	—
Total Investments	$18,603,285	$146,213	$—

* See Portfolio of Investments for country breakout.

Sector Allocation	% of Total Long-Term Investments
Consumer Discretionary	100.0%
Total	100.0%

Currency Exposure Diversification	% of Total Investments
Japanese Yen	31.8%
Euro	26.9
United States Dollar	24.4
Hong Kong Dollar	9.1
South Korean Won	7.3
New Taiwan Dollar	0.3
British Pound Sterling	0.1
Malaysian Ringgit	0.1
Total	100.0%

First Trust Cloud Computing ETF (SKYY)

Portfolio of Investments
December 31, 2019 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 99.9%
	Canada — 3.3%
377,351	Open Text Corp.	$16,629,859
146,504	Shopify, Inc., Class A (b)	58,247,060
		74,876,919
	Cayman Islands — 3.8%
411,125	Alibaba Group Holding Ltd., ADR (b)	87,199,612

	Germany — 1.4%
241,927	SAP SE, ADR	32,415,799

	Jersey — 0.7%
370,798	Mimecast Ltd. (b)	16,085,217

	Netherlands — 0.6%
207,090	Elastic N.V. (b)	13,315,887

	United States — 90.1%
159,387	Adobe, Inc. (b)	52,567,426
755,050	Akamai Technologies, Inc. (b)	65,221,219
75,662	Alphabet, Inc., Class A (b)	101,340,926
54,791	Amazon.com, Inc. (b)	101,245,001
304,987	Anaplan, Inc. (b)	15,981,319
145,635	Appfolio, Inc., Class A (b)	16,012,568
763,462	Appian Corp. (b) (c)	29,171,883
168,554	Arista Networks, Inc. (b)	34,283,884
210,752	Avalara, Inc. (b)	15,437,584
685,778	Benefitfocus, Inc. (b)	15,045,969
198,418	Blackbaud, Inc.	15,794,073
305,554	Blackline, Inc. (b)	15,754,364
901,589	Box, Inc., Class A (b)	15,128,663
5,674,590	CenturyLink, Inc.	74,961,334
1,451,772	Cisco Systems, Inc.	69,626,985
583,102	Citrix Systems, Inc.	64,666,012
3,328,939	Cloudera, Inc. (b)	38,715,561
844,198	Cloudflare, Inc., Class A (b)	14,402,018
266,661	Cornerstone OnDemand, Inc. (b)	15,613,002
107,141	Coupa Software, Inc. (b)	15,669,371
230,935	DocuSign, Inc. (b)	17,114,593
889,396	Dropbox, Inc., Class A (b)	15,929,082
764,526	Eventbrite, Inc., Class A (b)	15,420,489
187,001	Everbridge, Inc. (b)	14,601,038
723,703	Five9, Inc. (b)	47,460,443
3,116,542	Hewlett Packard Enterprise Co.	49,428,356
326,721	HubSpot, Inc. (b)	51,785,278
366,937	International Business Machines Corp.	49,184,235
63,521	Intuit, Inc.	16,638,056
210,887	LogMeIn, Inc.	18,081,451
651,801	Microsoft Corp.	102,789,018
328,177	MicroStrategy, Inc., Class A (b)	46,807,885
552,956	MongoDB, Inc. (b)	72,774,539
814,241	NetApp, Inc.	50,686,502
241,767	New Relic, Inc. (b)	15,886,510
1,320,880	Nutanix, Inc., Class A (b)	41,290,709
1,757,567	Oracle Corp.	93,115,900

Shares	Description	Value
	Common Stocks (a) (Continued)
	United States (Continued)
59,410	Paycom Software, Inc. (b)	$15,729,392
3,070,000	Pure Storage, Inc., Class A (b)	52,527,700
194,777	Q2 Holdings, Inc. (b)	15,792,519
302,874	salesforce.com, Inc. (b)	49,259,427
174,305	ServiceNow, Inc. (b)	49,209,788
346,722	Smartsheet, Inc., Class A (b)	15,574,752
330,617	Splunk, Inc. (b)	49,516,508
963,383	SVMK, Inc. (b)	17,215,654
368,640	Tabula Rasa HealthCare, Inc. (b) (c)	17,945,395
619,163	Teradata Corp. (b)	16,574,994
477,681	Twilio, Inc., Class A (b)	46,946,489
110,236	Veeva Systems, Inc., Class A (b)	15,505,796
634,044	VMware, Inc., Class A (b)	96,241,539
91,808	Workday, Inc., Class A (b)	15,097,826
379,180	Workiva, Inc. (b)	15,944,519
208,163	Zendesk, Inc. (b)	15,951,531
220,738	Zoom Video Communications, Inc., Class A (b)	15,019,014
315,460	Zscaler, Inc. (b) (c)	14,668,890
1,031,680	Zuora, Inc., Class A (b)	14,783,974
		2,055,138,953
	Total Common Stocks — 99.9%	2,279,032,387
	(Cost $2,154,498,782)

	Money Market Funds — 0.3%
7,202,090	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 1.59% (d) (e)	7,202,090
	(Cost $7,202,090)

Principal Value	Description	Value
	Repurchase Agreements — 1.9%
$43,718,572	BNP Paribas S.A., 1.56% (d), dated 12/31/19, due 01/02/20, with a maturity value of $43,722,361. Collateralized by U.S. Treasury Note, interest rate of 2.375%, due 04/30/26. The value of the collateral including accrued interest is $44,756,346. (e)	43,718,572
	(Cost $43,718,572)

	Total Investments — 102.1%	2,329,953,049
	(Cost $2,205,419,444) (f)
	Net Other Assets and Liabilities — (2.1)%	(48,615,042)
	Net Assets — 100.0%	$2,281,338,007

First Trust Cloud Computing ETF (SKYY)

Portfolio of Investments (Continued)
December 31, 2019 (Unaudited)

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan for securities lending. The aggregate value of such securities is $50,117,602 and the total value of the collateral held by the Fund is $50,920,662.
(d)	Rate shown reflects yield as of December 31, 2019.
(e)	This security serves as collateral for securities on loan.
(f)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $222,420,904 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $97,887,299. The net unrealized appreciation was $124,533,605.

ADR	-	American Depositary Receipt

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of December 31, 2019 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$2,279,032,387	$—	$—
Money Market Funds	7,202,090	—	—
Repurchase Agreements	—	43,718,572	—
Total Investments	$2,286,234,477	$43,718,572	$—

* See Portfolio of Investments for country breakout.

Sector Allocation	% of Total Long-Term Investments
Information Technology	81.8%
Communication Services	8.4
Consumer Discretionary	8.3
Health Care	1.5
Total	100.0%

First Trust International Equity Opportunities ETF (FPXI)

Portfolio of Investments
December 31, 2019 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 100.0%
	Australia — 0.3%
61,452	Tyro Payments Ltd. (b)	$151,796

	Brazil — 4.2%
23,066	Azul S.A., ADR (b)	987,225
40,859	Hapvida Participacoes e Investimentos S.A. (c) (d)	649,039
33,199	Notre Dame Intermedica Participacoes S.A.	563,261
		2,199,525

	Canada — 4.6%
6,013	Shopify, Inc., Class A (b)	2,390,649

	Cayman Islands — 29.7%
6,567	Alibaba Group Holding Ltd., ADR (b)	1,392,861
521,976	Country Garden Services Holdings Co., Ltd.	1,758,386
16,306	GDS Holdings Ltd., ADR (b)	841,063
12,962	GSX Techedu, Inc., ADR (b)	283,349
291,144	Haidilao International Holding Ltd. (c) (d)	1,169,463
13,216	Luckin Coffee, Inc., ADR (b)	520,182
128,297	Meituan Dianping, Class B (b) (d)	1,677,741
35,401	Pinduoduo, Inc., ADR (b)	1,338,866
25,475	Sea Ltd., ADR (b)	1,024,605
133,317	Wuxi Biologics Cayman, Inc. (b) (c) (d)	1,687,784
1,321,130	Xiaomi Corp., Class B (b) (c) (d)	1,827,674
19,118	XP, Inc., Class A (b)	736,425
57,781	Yihai International Holding Ltd.	338,872
3,705	Zai Lab Ltd., ADR (b)	154,091
31,668	ZTO Express Cayman, Inc., ADR	739,448
		15,490,810

	China — 4.6%
3,491,043	Postal Savings Bank of China Co., Ltd., Class H (c) (d)	2,374,463

	Denmark — 6.1%
35,786	Genmab A/S, ADR (b)	799,101
23,118	Orsted A/S (c) (d)	2,390,973
		3,190,074

	France — 8.5%
25,015	Amundi S.A. (c) (d)	1,961,356
10,504	La Francaise des Jeux SAEM (b) (c) (d)	280,715
21,797	Sanofi	2,191,191
		4,433,262

	Germany — 6.7%
18,313	Schaeffler AG (Preference Shares)	197,776
50,618	Siemens Healthineers AG (c) (d)	2,431,254
10,999	TeamViewer AG (b)	393,324

Shares	Description	Value
	Common Stocks (a) (Continued)
	Germany (Continued)
3,334	Varta AG (b)	$454,007
		3,476,361

	Italy — 1.3%
34,523	Nexi S.p.A. (b) (c) (d)	479,411
16,581	Technogym S.p.A. (c) (d)	215,562
		694,973

	Japan — 5.6%
193,900	Softbank Corp.	2,604,547
3,600	Sushiro Global Holdings Ltd.	310,451
		2,914,998

	Netherlands — 13.8%
2,569	Adyen N.V. (b) (c) (d)	2,106,494
13,705	Ferrari N.V.	2,273,662
5,049	Just Eat Takeaway.com N.V. (b) (c) (d)	465,539
31,361	Prosus N.V. (b)	2,340,378
		7,186,073

	Singapore — 0.7%
38,128	BOC Aviation Ltd. (c) (d)	387,773

	Spain — 2.2%
26,488	Cellnex Telecom S.A. (c) (d)	1,140,039

	Sweden — 3.7%
9,988	Evolution Gaming Group AB (c) (d)	300,717
113,892	Tele2 AB, Class B	1,651,895
		1,952,612

	Switzerland — 2.2%
4,124	Galenica AG (c) (d)	255,033
2,413	Landis+Gyr Group AG	251,074
8,721	Softwareone Holding AG (b)	223,026
2,475	VAT Group AG (c) (d)	418,254
		1,147,387

	United Kingdom — 1.5%
206,672	Airtel Africa PLC (c) (d)	218,871
6,736	Endava PLC, ADR (b)	313,897
104,610	Quilter PLC (c) (d)	223,163
		755,931

	United States — 4.3%
46,513	Yum China Holdings, Inc.	2,233,089

	Total Investments — 100.0%	52,119,815
	(Cost $46,950,353) (e)
	Net Other Assets and Liabilities — (0.0)%	(4,957)
	Net Assets — 100.0%	$52,114,858

First Trust International Equity Opportunities ETF (FPXI)

Portfolio of Investments (Continued)
December 31, 2019 (Unaudited)

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.
(c)	This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $5,209,625 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $40,163. The net unrealized appreciation was $5,169,462.

ADR	-	American Depositary Receipt

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of December 31, 2019 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$52,119,815	$—	$—

* See Portfolio of Investments for country breakout.

Sector Allocation	% of Total Long-Term Investments
Consumer Discretionary	28.8%
Information Technology	17.2
Health Care	16.7
Communication Services	12.7
Financials	10.2
Industrials	9.1
Utilities	4.6
Consumer Staples	0.7
Total	100.0%

Currency Exposure Diversification	% of Total Investments
Euro	32.5%
United States Dollar	26.4
Hong Kong Dollar	21.5
Japanese Yen	5.6
Danish Krone	4.6
Swedish Krona	3.7
Brazilian Real	2.3
Swiss Franc	2.2
British Pound Sterling	0.9
Australian Dollar	0.3
Total	100.0%

First Trust Nasdaq Cybersecurity ETF (CIBR)

Portfolio of Investments
December 31, 2019 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 99.9%
	France — 3.3%
375,811	Thales S.A.	$39,001,720

	Israel — 6.1%
312,569	Check Point Software Technologies Ltd. (b)	34,682,657
300,659	CyberArk Software Ltd. (b)	35,050,826
110,731	Radware Ltd. (b)	2,854,645
		72,588,128

	Japan — 2.0%
57,500	FFRI, Inc. (b)	1,437,831
441,636	Trend Micro, Inc.	22,761,599
		24,199,430

	Jersey — 1.7%
460,978	Mimecast Ltd. (b)	19,997,226

	South Korea — 0.4%
95,643	Ahnlab, Inc. (b)	5,417,109

	United Kingdom — 5.4%
3,392,961	Avast PLC (c) (d)	20,350,395
4,967,808	BAE Systems PLC	37,166,105
311,000	NCC Group PLC	928,955
180,919	Ultra Electronics Holdings PLC	5,066,135
		63,511,590

	United States — 81.0%
275,065	A10 Networks, Inc. (b)	1,889,697
422,936	Akamai Technologies, Inc. (b)	36,533,212
506,400	Booz Allen Hamilton Holding Corp.	36,020,232
233,052	Broadcom, Inc.	73,649,093
1,626,388	Cisco Systems, Inc.	78,001,568
252,875	F5 Networks, Inc. (b)	35,313,994
2,198,436	FireEye, Inc. (b)	36,340,147
589,806	ForeScout Technologies, Inc. (b)	19,345,637
350,543	Fortinet, Inc. (b)	37,423,971
222,435	Itron, Inc. (b)	18,673,418
1,470,308	Juniper Networks, Inc.	36,213,686
405,615	Leidos Holdings, Inc.	39,705,652
122,555	ManTech International Corp., Class A	9,789,693
1,159,971	MobileIron, Inc. (b)	5,637,459
1,479,756	NortonLifeLock, Inc.	37,763,373
567,822	Okta, Inc. (b)	65,509,624
157,026	OneSpan, Inc. (b)	2,688,285
324,319	Palo Alto Networks, Inc. (b)	74,998,769
310,432	Proofpoint, Inc. (b)	35,631,385
262,093	Qualys, Inc. (b)	21,850,693
407,623	Rapid7, Inc. (b)	22,835,040
557,776	Ribbon Communications, Inc. (b)	1,729,106
955,595	SailPoint Technologies Holding, Inc. (b)	22,552,042
493,842	Splunk, Inc. (b)	73,962,716
484,314	Tenable Holdings, Inc. (b)	11,604,163

Shares	Description	Value
	Common Stocks (a) (Continued)
	United States (Continued)
196,870	Varonis Systems, Inc. (b)	$15,298,768
193,170	VeriSign, Inc. (b)	37,219,996
236,764	VMware, Inc., Class A (b)	35,938,408
490,465	Zix Corp. (b)	3,325,353
706,813	Zscaler, Inc. (b)	32,866,805
		960,311,985

	Total Investments — 99.9%	1,185,027,188
	(Cost $1,048,800,757) (e)
	Net Other Assets and Liabilities — 0.1%	703,312
	Net Assets — 100.0%	$1,185,730,500

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.
(c)	This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $159,902,913 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $23,676,482. The net unrealized appreciation was $136,226,431.

First Trust Nasdaq Cybersecurity ETF (CIBR)

Portfolio of Investments (Continued)
December 31, 2019 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of December 31, 2019 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,185,027,188	$—	$—

* See Portfolio of Investments for country breakout.

Sector Allocation	% of Total Long-Term Investments
Information Technology	93.1%
Industrials	6.9
Total	100.0%

Currency Exposure Diversification	% of Total Investments
United States Dollar	88.8%
British Pound Sterling	5.4
Euro	3.3
Japanese Yen	2.0
South Korean Won	0.5
Total	100.0%

First Trust Exchange-Traded Fund II

Additional Information

December 31, 2019 (Unaudited)

Valuation Inputs

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.

• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)

• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Licensing Information

First Trust BICK Index Fund

First Trust Cloud Computing ETF

First Trust Global Engineering and Construction ETF

First Trust Global Wind Energy ETF

First Trust Nasdaq Cybersecurity ETF

First Trust NASDAQ Global Auto Index Fund

Nasdaq®, OMX®, NASDAQ OMX®, and ISE BICK™ Index, ISE CTA Cloud Computing™ Index, ISE Global Engineering and Construction™ Index, Nasdaq CTA Cybersecurity IndexSM, and NASDAQ OMX Global Auto Index (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.

First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund

First Trust Global Wind Energy ETF

Nasdaq®, NASDAQ OMX®, Clean Edge® and NASDAQ OMX® Clean Edge® Smart Grid Infrastructure IndexSM and ISE Clean Edge Global Wind Energy Index ("the Nasdaq Indexes") are registered trademarks and service marks of Nasdaq, Inc. and Clean Edge, Inc., respectively (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.

First Trust Dow Jones Global Select Dividend Index Fund

Dow Jones Global Select Dividend Index (“Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by First Trust. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product nor do they have any liability for any errors, omissions, or interruptions of the Index.

First Trust Exchange-Traded Fund II

Additional Information (Continued)

December 31, 2019 (Unaudited)

First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund

The First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (the “Fund”) has been developed solely by First Trust. The Fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings, including FTSE International Limited (collectively, the “LSE Group”), European Public Real Estate Association ("EPRA”), or the National Association of Real Estate Investments Trusts (“Nareit”) (and together the “Licensor Parties”). FTSE Russell is a trading name of certain of the LSE Group companies. All rights in the FTSE EPRA/NAREIT Developed Index (the “Index”) vest in the Licensor Parties. “FTSE®” and “FTSE Russell®” are trademarks of the relevant LSE Group company and are used by any other LSE Group company under license. “Nareit®” is a trade mark of Nareit, “EPRA®” is a trademark of EPRA and all are used by the LSE Group under license. The Index is calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner. The Licensor Parties do not accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the Fund. The Licensor Parties makes no claim, prediction, warranty or representation either as to the results to be obtained from the Fund or the suitability of the Index for the purpose to which it is being put by First Trust.

First Trust Indxx Global Agriculture ETF

First Trust Indxx Global Natural Resources Income ETF

Indxx, Indxx Global Agriculture Index, and Indxx Global Natural Resources Income Index (“Index”) are trademarks of Indxx, LLC (“Indxx”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Indxx and Indxx makes no representation regarding the advisability of trading in such product. The Index is determined, composed and calculated by Indxx without regard to First Trust or the Fund.

First Trust International Equity Opportunities ETF

IPOX® and IPOX® International Index are registered international trademarks and service marks of IPOX® Schuster LLC (“IPOX”) and have been licensed for use by First Trust. The Fund is not sponsored, endorsed, sold or promoted by IPOX, and IPOX makes no representation regarding the advisability of trading in such Fund.

First Trust STOXX® European Select Dividend Index Fund

The STOXX Europe Select Dividend 30 Index (“STOXX Index” ) and the trademarks used in the index name are the intellectual property of STOXX Limited, Zurich, Switzerland (“STOXX”), Deutsche Börse Group and/or their licensors. The STOXX Index is used under license from STOXX. The Fund is in no way sponsored, endorsed, sold or promoted by STOXX and/or its licensors and neither STOXX nor its licensors shall have any liability with respect thereto.

First Trust IPOX® Europe Equity Opportunities ETF (FPXE)

Portfolio of Investments
December 31, 2019 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 99.9%
	Austria — 0.4%
98	BAWAG Group AG (b) (c)	$4,463

	Cayman Islands — 0.3%
328	Farfetch Ltd., Class A (d)	3,395

	Denmark — 7.3%
52	Ascendis Pharma A/S, ADR (d)	7,234
71	Genmab A/S (d)	15,789
55	Netcompany Group A/S (b) (c) (d)	2,617
506	Orsted A/S (b) (c)	52,333
109	Scandinavian Tobacco Group A/S (b) (c)	1,330
		79,303

	Finland — 1.0%
270	Kojamo OYJ	4,906
140	Terveystalo OYJ (b) (c)	1,756
130	TietoEVRY OYJ	4,042
		10,704

	France — 11.5%
442	ALD S.A. (b) (c)	6,862
332	Amundi S.A. (b) (c)	26,031
41	Gaztransport Et Technigaz S.A.	3,928
209	La Francaise des Jeux SAEM (b) (c) (d)	5,585
685	Sanofi	68,861
200	Worldline S.A. (b) (c) (d)	14,167
		125,434

	Germany — 19.7%
248	BioNTech SE, ADR (d)	8,402
206	Delivery Hero SE (b) (c) (d)	16,304
219	DWS Group GmbH & Co. KGaA (b) (c)	7,787
2,889	E. ON SE	30,863
192	Hapag-Lloyd AG (b) (c)	16,476
180	HelloFresh SE (d)	3,768
176	Knorr-Bremse AG	17,916
140	MorphoSys AG, ADR (d)	4,994
365	Schaeffler AG (Preference Shares)	3,942
118	Scout24 AG (b) (c)	7,803
1,313	Siemens Healthineers AG (b) (c)	63,065
219	TeamViewer AG (d)	7,831
400	Uniper SE	13,241
88	Varta AG (d)	11,983
		214,375

	Iceland — 0.4%
844	Marel HF (b) (c) (d)	4,308

	Ireland — 1.0%
2,972	AIB Group PLC	10,354

	Israel — 0.1%
36	Inmode Ltd. (d)	1,411

Shares	Description	Value
	Common Stocks (a) (Continued)
	Italy — 3.9%
593	Enav S.p.A. (b) (c)	$3,539
657	Infrastrutture Wireless Italiane S.p.A. (b) (c)	6,434
687	Nexi S.p.A. (b) (c) (d)	9,540
1,430	Poste Italiane S.p.A. (b) (c)	16,233
298	RAI Way S.p.A. (b) (c)	2,049
330	Technogym S.p.A. (b) (c)	4,290
		42,085

	Jersey — 0.5%
112	Wizz Air Holdings PLC (b) (c) (d)	5,778

	Luxembourg — 1.5%
259	Ardagh Group S.A.	5,071
1,096	B&M European Value Retail S.A.	5,947
37	Befesa S.A. (b) (c)	1,577
97	Shurgard Self Storage S.A.	3,699
		16,294

	Netherlands — 17.8%
41	Adyen N.V. (b) (c) (d)	33,619
47	Argenx SE, ADR (d)	7,544
154	ASR Nederland N.V.	5,763
60	Basic-Fit N.V. (b) (c) (d)	2,278
313	Ferrari N.V.	51,927
278	GrandVision N.V. (b) (c)	8,550
58	IMCD N.V.	5,062
99	Intertrust N.V. (b) (c)	1,922
890	Prosus N.V. (d)	66,418
140	Signify N.V. (b) (c)	4,375
67	Takeaway.com N.V. (b) (c) (d)	6,178
		193,636

	Norway — 1.2%
749	Adevinta ASA (d)	8,873
199	Entra ASA (b) (c)	3,287
172	Fjordkraft Holding ASA (b) (c)	1,136
		13,296

	Spain — 5.5%
180	Aena SME S.A. (b) (c)	34,425
421	Cellnex Telecom S.A. (b) (c)	18,120
514	Merlin Properties Socimi S.A.	7,374
		59,919

	Sweden — 5.5%
333	Bravida Holding AB (b) (c)	3,234
342	Embracer Group AB (d)	2,584
1,043	EQT AB (d)	12,127
199	Evolution Gaming Group AB (b) (c)	5,991
99	Lifco AB, Class B	6,046
184	Nyfosa AB (d)	1,591
201	Pandox AB	4,550
328	Resurs Holding AB (b) (c)	2,106

First Trust IPOX® Europe Equity Opportunities ETF (FPXE)

Portfolio of Investments (Continued)
December 31, 2019 (Unaudited)

Shares	Description	Value
	Common Stocks (a) (Continued)
	Sweden (Continued)
970	Samhallsbyggnadsbolaget i Norden AB	$2,377
1,133	Tele2 AB, Class B	16,433
113	Thule Group AB (b) (c)	2,606
		59,645

	Switzerland — 15.8%
535	Alcon, Inc. (d)	30,293
66	CRISPR Therapeutics AG (d)	4,020
68	Galenica AG (b) (c)	4,205
40	Landis+Gyr Group AG	4,162
1,140	Novartis AG	108,252
350	SIG Combibloc Group AG	5,591
173	Softwareone Holding AG (d)	4,424
109	Stadler Rail AG (d)	5,447
33	VAT Group AG (b) (c)	5,577
		171,971

	United Kingdom — 6.0%
4,115	Airtel Africa PLC (b) (c)	4,358
448	AJ Bell PLC	2,546
250	Aston Martin Lagonda Global Holdings PLC (b) (c) (d)	1,721
110	Atlantica Yield PLC	2,903
1,010	Auto Trader Group PLC (b) (c)	7,955
1,102	Avast PLC (b) (c)	6,610
2,172	ConvaTec Group PLC (b) (c)	5,709
493	Countryside Properties PLC (b) (c)	2,973
60	Endava PLC, ADR (d)	2,796
194	Energean Oil & Gas PLC (d)	2,390
766	Finablr PLC (b) (d)	1,729
448	Ibstock PLC (b) (c)	1,869
363	IntegraFin Holdings PLC (c)	2,140
540	John Laing Group PLC (b) (c)	2,718
547	Network International Holdings PLC (b) (c) (d)	4,644
2,083	Quilter PLC (b) (c)	4,444
539	Sophos Group PLC (b) (c)	3,984
526	Trainline PLC (b) (c) (d)	3,532
		65,021

	United States — 0.5%
53	SolarEdge Technologies, Inc. (d)	5,040

	Total Investments — 99.9%	1,086,432
	(Cost $922,144) (e)
	Net Other Assets and Liabilities — 0.1%	1,151
	Net Assets — 100.0%	$1,087,583

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(d)	Non-income producing security.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $170,472 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $6,184. The net unrealized appreciation was $164,288.

ADR	-	American Depositary Receipt

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of December 31, 2019 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,086,432	$—	$—

* See Portfolio of Investments for country breakout.

First Trust IPOX® Europe Equity Opportunities ETF (FPXE)

Portfolio of Investments (Continued)
December 31, 2019 (Unaudited)

Sector Allocation	% of Total Long-Term Investments
Health Care	30.5%
Consumer Discretionary	18.4
Industrials	12.6
Information Technology	9.7
Utilities	9.2
Financials	8.7
Communication Services	6.9
Real Estate	2.1
Materials	1.2
Energy	0.6
Consumer Staples	0.1
Total	100.0%

Currency Exposure Diversification	% of Total Investments
Euro	59.8%
Swiss Franc	15.5
Danish Krone	6.6
British Pound Sterling	6.5
Swedish Krona	5.5
United States Dollar	4.9
Norwegian Krone	1.2
Total	100.0%

First Trust Dow Jones International Internet ETF (FDNI)

Portfolio of Investments
December 31, 2019 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 100.0%
	Canada — 5.9%
729	Shopify, Inc., Class A (b)	$289,849

	Cayman Islands — 48.1%
651	58.com, Inc., ADR (b)	42,139
2,220	Alibaba Group Holding Ltd., ADR (b)	470,862
399	Autohome, Inc., ADR (b)	31,924
1,929	Baidu, Inc., ADR (b)	243,826
6,137	JD.com, Inc., ADR (b)	216,206
24,860	Meituan Dianping, Class B (b) (c)	325,095
1,105	Momo, Inc., ADR	37,017
486	NetEase, Inc., ADR	149,027
1,261	Pagseguro Digital Ltd., Class A (b)	43,076
2,534	Pinduoduo, Inc., ADR (b)	95,836
1,384	Sea Ltd., ADR (b)	55,664
10,467	Tencent Holdings Ltd.	504,524
2,874	Trip.com Group Ltd., ADR (b)	96,394
2,680	Vipshop Holdings Ltd., ADR (b)	37,976
		2,349,566

	Germany — 4.0%
929	Delivery Hero SE (b) (c) (d)	73,528
711	Scout24 AG (c) (d)	47,015
879	United Internet AG	28,869
933	Zalando SE (b) (c) (d)	47,283
		196,695

	Isle of Man — 1.0%
4,064	GVC Holdings PLC	47,598

	Israel — 0.8%
327	Wix.com Ltd. (b)	40,018

	Japan — 5.9%
3,000	M3, Inc.	91,252
3,300	Nexon Co., Ltd. (b)	44,038
5,700	Rakuten, Inc.	49,050
18,600	Z Holdings Corp.	78,916
1,400	ZOZO, Inc.	26,891
		290,147

	Luxembourg — 2.1%
680	Spotify Technology S.A. (b)	101,694

	Netherlands — 8.9%
170	Adyen N.V. (b) (c) (d)	139,394
2,969	Prosus N.V. (b)	221,568
1,742	Yandex N.V., Class A (b)	75,760
		436,722

	New Zealand — 0.9%
749	Xero Ltd. (b)	42,049

	South Africa — 10.3%
3,078	Naspers Ltd., Class N	503,431

	South Korea — 5.5%
369	Kakao Corp.	48,979

Shares	Description	Value
	Common Stocks (a) (Continued)
	South Korea (Continued)
1,020	NAVER Corp.	$164,495
113	NCSoft Corp.	52,862
		266,336

	United Kingdom — 6.6%
857	Atlassian Corp. PLC, Class A (b)	103,131
6,519	Auto Trader Group PLC (c) (d)	51,345
4,170	Just Eat PLC (b)	46,111
4,124	Ocado Group PLC (b)	69,868
6,323	Rightmove PLC	53,067
		323,522

	Total Investments — 100.0%	4,887,627
	(Cost $4,272,035) (e)
	Net Other Assets and Liabilities — (0.0)%	(2,308)
	Net Assets — 100.0%	$4,885,319

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(d)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $865,693 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $250,101. The net unrealized appreciation was $615,592.

ADR	-	American Depositary Receipt

First Trust Dow Jones International Internet ETF (FDNI)

Portfolio of Investments (Continued)
December 31, 2019 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of December 31, 2019 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$4,887,627	$—	$—

* See Portfolio of Investments for country breakout.

Sector Allocation	% of Total Long-Term Investments
Consumer Discretionary	47.6%
Communication Services	37.1
Information Technology	13.4
Health Care	1.9
Total	100.0%

Currency Exposure Diversification	% of Total Investments
United States Dollar	37.7%
Hong Kong Dollar	17.0
Euro	11.4
South African Rand	10.3
Japanese Yen	5.9
Canadian Dollar	5.9
British Pound Sterling	5.5
South Korean Won	5.4
Australian Dollar	0.9
Total	100.0%

First Trust Exchange-Traded Fund II

Additional Information

December 31, 2019 (Unaudited)

Valuation Inputs

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.

• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)

• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Licensing Information

First Trust Dow Jones International Internet ETF (FDNI)

Dow Jones International Internet Index (“Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by First Trust. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product nor do they have any liability for any errors, omissions, or interruptions of the Index.

First Trust IPOX® Europe Equity Opportunities ETF (FPXE)

IPOX® and IPOX® 100 Europe Index are registered international trademarks and service marks of IPOX® Schuster LLC (“IPOX”) and have been licensed for use by First Trust. The Fund is not sponsored, endorsed, sold or promoted by IPOX, and IPOX makes no representation regarding the advisability of trading in such Fund.